As filed with the Securities  and Exchange  Commission on February 15, 2007

                                                              File Nos. 33-23493
                                                                       811-05583

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                       Post-Effective Amendment No. 48 (X)
                                                    --

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 49 (X)

             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (as successor to Franklin Templeton Variable Insurance Products
                     Trust, a Massachusetts Business Trust)
               (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of
              Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                          --------------
    Karen L. Skidmore, Esq., One Franklin Parkway, San Mateo, CA 94403-1906
    -----------------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (b) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] on May 1, 2007, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Franklin Templeton Variable Insurance Products Trust, a Massachusetts Business Trust (FTVIPT - MA), and its proposed successor, Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust (FTVIPT - DE), are filing this amendment to the registration statement of FTVIPT - MA, and FTVIPT - DE expressly adopts the registration statement of FTVIPT - MA as its own for all purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

This Amendment to the registration statement on Form N-1A which became effective on December 21, 1988, file number 33-23493 (the "Registration Statement"), is also being filed pursuant to Rule 485(a) under the Securities and Exchange Act of 1933, as amended, to:

a) Supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI") and related exhibits, describing an additional series, Franklin Templeton VIP Founding Funds Allocation Fund (the Allocation Fund); and
b) Reflect the inclusion of the "subject to completion" legend on the cover page of the prospectus and statement of additional information for the Allocation Fund.

This amendment relates only to the adoption pursuant to Rule 414, the prospectus and SAI for the Allocation Fund, and the exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in the Registration Statement of FTVIPT - MA.







































MAY 1, 2007

As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



PROSPECTUS

FRANKLIN TEMPLETON VIP FOUNDING FUNDS
ALLOCATION FUND Class 1 & 2
Franklin Templeton Variable Insurance Products Trust














[SIDENOTE] THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.









[Insert FRANKLIN(R) TEMPLETON(R) INVESTMENTS loGO]


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INFORMATION ABOUT THE FUND YOU SHOULD KNOW BEFORE INVESTING
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CONTENTS

Franklin Templeton VIP Founding Funds Allocation Fund

[Insert page #] Overview

[Insert page #] Goals and Strategies

[Insert page #] Main Risks

[Insert page #] Information about the Underlying Funds

[Insert page #] Performance

[Insert page #] Fees and Expenses

[Insert page #] Administration

[Insert page #] Distribution and Taxes

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Information about Fund account transactions and services
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FUND ACCOUNT INFORMATION

Buying Shares

[Insert page #] Selling Shares

[Insert page #] Exchanging Shares

[Insert page #] Market Timing Trading Policy

[Insert page #] Involuntary Redemptions

[Insert page #] Fund Account Policies

[Insert page #] Questions

FOR MORE INFORMATION

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Where to learn more about the Fund
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Back Cover

Overview

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (THE TRUST) CURRENTLY CONSISTS OF 23 SEPARATE SERIES (FUNDS), OFFERING A WIDE VARIETY OF INVESTMENT CHOICES. FUNDS MAY BE AVAILABLE IN MULTIPLE CLASSES: CLASS 1, CLASS 2 AND CLASS
3. THIS PROSPECTUS DESCRIBES ONLY THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND CLASS 1 AND CLASS 2, WHICH ARE GENERALLY AVAILABLE AS AN INVESTMENT OPTION IN VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. PLEASE REFER TO THE ACCOMPANYING INSURER'S PROSPECTUS FOR FURTHER INFORMATION.

INVESTMENT TERMS. The following words or phrases may be used in descriptions of Fund investment policies and strategies to give a general sense of the level of Fund assets associated with a particular investment or strategy: "small portion" (less than 10%); "portion" (10% to 25%); "significant" (25% to 50%); "substantial" (50% to 66%); "primary" (66% to 80%); "predominantly" (80% or more). The percentages are not limitations unless specifically stated as such in this prospectus or in the Statement of Additional Information (SAI).


Franklin Templeton VIP Founding Funds Allocation Fund

Goals and Strategies

GOALS

The Fund's principal investment goal is capital appreciation. Its secondary goal is income.

MAIN INVESTMENT STRATEGIES

The Fund invests in Class 1 shares of three other series of the Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (acquired funds or underlying funds). These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities and fixed income and money market securities. The investment policies of the underlying funds are summarized in the section below entitled "Information about the Underlying Funds."

The Fund seeks to maintain equal investments in each of the three underlying funds.

REBALANCING AND FUND PERFORMANCE

The investment results of the underlying funds will vary. Because of this, the Fund's administrator will monitor the Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of the three underlying funds. Whenever possible, cash flows will be used to adjust allocations. Also, the performance and income distributions of the Fund will differ from the performance and income distributions of the underlying funds as a result of the small variations in the Fund's allocations and any cash it holds.

TEMPORARY INVESTMENTS

When the manager of an underlying fund believes that market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or nearly all of the underlying fund's assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations. In these circumstances, the underlying fund may be unable to pursue its investment goal and the Fund may be unable to pursue its investment goal with respect to the portion of its assets invested in such underlying fund.

[Begin callout]
The Fund invests in three other series of the Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund.
[End callout]

Main Risks

STOCKS
Because the Fund invests in underlying funds that invest in stocks, its returns will fluctuate with changes in stock markets. In the U.S., stocks have historically outperformed other types of investments over the long term. Stocks, however, may fluctuate in value more dramatically than many other types of investments over the short term. These price movements may result from factors affecting individual companies, industries or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices can cause its stock price to decline. Also, a broad-based market drop, which can result from a slower growth or recessionary economic environment, can cause the stock prices of various stocks held by an underlying fund to decline.

VALUE STYLE INVESTING
The underlying funds use a value style of investing. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. An underlying fund manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered "cheap" in the manager's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

FOREIGN SECURITIES
Certain underlying funds invest in foreign securities. Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, which can increase the potential for losses in an underlying fund and affect its share price. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks include country risks (due to general securities market movements in any country where an underlying fund has investments), company risks (due to less stringent disclosure, accounting, auditing and financial reporting standards and practices, less liquid securities, and less government supervision and regulation of foreign markets and their participants), and currency risks (due to fluctuations in currency exchange rates). Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

CURRENCY EXCHANGE RATES. Some of an underlying fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can dramatically decrease (or increase) the value of an underlying fund's foreign portfolio holdings. To the extent an underlying fund does not hedge, or successfully hedge, its currency exposure, these currency exchange rate changes can have a disproportionate impact on an underlying fund's performance, even accounting for most of the gain or loss in a particular period.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some countries in which an underlying fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for an underlying fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of an underlying fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to an underlying fund's investments.

TRADING PRACTICES. Brokerage commissions and other fees may be higher for foreign securities. There may be less effective government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

AVAILABILITY OF INFORMATION. Foreign issuers may be subject to less revealing disclosure, accounting, auditing and financial reporting standards and practices than U.S. issuers, and there may be less publicly available information about them.

LIMITED MARKETS. Foreign securities markets may be less liquid, and even those that are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit an underlying fund's ability to sell them at favorable prices.

EMERGING MARKETS. An underlying fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

CREDIT
Because the Fund invests in underlying funds that invest in debt securities, which may include indebtedness and loan participations, the Fund's investments are subject to credit risk. An issuer may be unable to make interest payments or repay principal when due. Adverse changes in an issuer's financial strength or in a security's credit rating may reduce a security's value and, thus, impact fund performance. Subordinated debt securities are riskier because their holders will be paid only after the holders of senior debt securities are paid.

LOWER-RATED SECURITIES. Debt securities that are rated below investment grade and comparable unrated securities generally have more risk, fluctuate more in price and are less liquid than higher-rated securities and can be considered speculative. These securities, which are sometimes called "junk bonds," generally pay higher yields than higher-rated securities to compensate investors for the higher risk.

Issuers of high yield debt securities are not as strong financially as those with higher credit ratings and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. Such issuers typically do not have the track record to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest or principal, payments may never resume. An underlying fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than the prices of higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by rating agencies. In the case of companies, prices are often closely linked with, and typically fluctuate in response to factors that affect their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price. Purchasers of participations, such as an underlying fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, an underlying fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness.

INTEREST RATE
Because the Fund invests in underlying funds that invest in debt securities, the Fund's investments are subject to interest rate risk. Interest rate changes can be sudden and unpredictable. An underlying fund's distributions to its shareholders may decline when interest rates fall, since an underlying fund can only distribute what it earns. Debt securities tend to lose market value when interest rates rise and increase in value when interest rates decline. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an adverse effect on the issuers in which an underlying fund invests because they may find it more difficult to obtain credit to expand, or may have more difficulty making interest payments when due. A sub-category of interest rate risk is REINVESTMENT RISK, which is the risk that interest rates will be lower when an underlying fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the fund.

INCOME
Since an underlying fund can only distribute what it earns, the Fund's distributions to its shareholders may decline when interest rates fall.

RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES
The Mutual Shares Securities Fund may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are those of companies that are involved in restructuring such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers or securities that the manager believes are cheap relative an economically similar security of another or the same company. A merger, tender or exchange offer, or other corporate restructuring proposed at the time an underlying fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

SMALLER AND MIDSIZE COMPANIES
Underlying funds, in particular the Mutual Shares Securities Fund, may invest in smaller and midsize companies. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risk and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions. In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CONVERTIBLE SECURITIES
Underlying funds, particularly the Franklin Income Securities Fund, may invest in convertible securities. The value of convertible securities may fluctuate with the market value of the underlying stock or, like a debt security, in response to changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally also is less volatile than the underlying stock.

DERIVATIVE SECURITIES
Underlying funds may participate in derivative transactions. The performance of derivative investments depends, in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements and their use may have the opposite effect of that intended. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

HEDGING INSTRUMENTS
Underlying funds, in particular the Mutual Shares Securities Fund, may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager's opinion, it would be advantageous. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position. Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold.

Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold. An underlying fund's investment in derivatives may involve a small investment relative to the risk assumed. To the extent the underlying fund enters into these transactions, their successful use will depend on its manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

SECTOR FOCUS
Although the underlying funds do not currently concentrate their investments in any one sector, each underlying fund may from time to time allocate more of its holdings in aggregate to a particular sector or country. One of the underlying funds, the Templeton Growth Securities Fund may, from time to time, have significant investments in particular countries or in particular sectors. To the extent that an underlying fund has significant investments in one or a few sectors or countries, the underlying fund, and the Fund, will be subject to more risk than a fund that maintains broad sector and country diversification.

SECURITIES LENDING
Underlying funds may lend securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

[Begin callout]
The value of an investment in the Fund is based primarily on the performance of the underlying funds. Because the prices of the underlying funds' securities fluctuate with market conditions (the range of fluctuation depends upon the types of securities an underlying fund owns and the markets in which it trades) the value of your investment will go up and down. You could lose money.
[End callout]

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures regarding the release of portfolio holdings information for the Fund is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com. The Fund invests nearly all its assets in the underlying funds and its portfolio holdings will consist of shares invested in the underlying funds.

PERFORMANCE

Because the Fund is new, it has no performance history

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund pursues its goal(s) by investing in other mutual funds, rather than directly in individual securities, you will bear your proportionate share of the Fund's operating expenses, and, also, indirectly, the operating expenses of the acquired funds in which it invests. All of these fees are described below. IN ADDITION, THE TABLE AND THE EXAMPLE DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY THE VARIABLE INSURANCE CONTRACT FOR WHICH THE FUND IS AN INVESTMENT OPTION. If they were included, the costs shown below would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES                     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       Class 1    Class 2
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Maximum sales charge (load) imposed on purchases       N/A        N/A

ANNUAL FUND OPERATING EXPENSES          (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS 1   CLASS 2
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Distribution and service (12b-1) fees              None      0.25%(2)
Other expenses, including administration fees(1)   0.13%     0.13%
Acquired funds estimated fees and expenses(3)      0.66%     0.66%
TOTAL ANNUAL FUND OPERATING EXPENSES               0.79%     1.04%

1. Other expenses are estimated, except for the administration fee, which is based on the contractual amount of 0.10% per year of the Fund's average daily net assets. Because Fund shares are held by a limited number of Insurers, substantial withdrawals by one or more Insurers could reduce Fund assets, causing total Fund expense to become higher.
2.    While the maximum contractual amount payable under the Fund's Class 2
      Rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Trust's board of trustees (board of trustees) has set the current rate at 0.25% per year through April 30, 2008.
3. Acquired funds' estimated fees and expenses are based on the acquired funds expenses for the fiscal year ended December 31, 2006.

EXAMPLE

This example, which includes the indirect expenses of the acquired funds, can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR                3 YEARS
------------------------------------------------------------------------
Class 1                                    $81                   $252
Class 2                                   $106                   $331


INFORMATION ABOUT THE UNDERLYING FUNDS

FRANKLIN INCOME SECURITIES FUND. The fund seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in debt and equity securities. The fund seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the manager believes are attractive. It seeks growth opportunities by investing in common stocks of companies from a variety of sectors that may include utilities, healthcare, financials, oil and gas. The fund may also invest a portion of its assets in convertible securities, including enhanced convertible securities and synthetic convertible securities. It may invest a significant amount of its total assets in debt securities that are either rated below investment grade or, if unrated, determined by the Fund's manager to be of comparable quality. The fund may also invest up to 5% of its total assets in defaulted debt securities. It generally invests in securities rated at least Caa by Moody's or CCC by S&P or, if unrated, determined by its manager to be of comparable quality. The fund may invest a small portion of its assets in foreign securities and emerging markets. It ordinarily pursues foreign investment opportunities by investing in multi-national corporations with significant foreign operations and in American Depositary Receipts (ADRs).

MUTUAL SHARES SECURITIES FUND. The fund's principal investment goal is capital appreciation and its secondary goal is income. Under normal market conditions, the fund invests mainly in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, under normal market conditions, the fund invests primarily in undervalued securities and, to a lesser extent, in risk arbitrage securities and distressed companies. It invests predominantly in medium and large capitalization companies with market capitalization values greater than $1.5 billion. It also may invest a portion of its assets in small capitalization companies. While the fund generally purchases securities for investment purposes, its manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the fund may benefit. The fund expects to invest significantly in foreign investments, which may include sovereign debt and participations in foreign government debt.

TEMPLETON GROWTH FUND. The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. It may from time to time have significant investments in particular countries or in particular sectors. In addition to its main investments, depending upon current market conditions, the fund may invest up to 15% of its net assets in debt securities of companies and governments located anywhere in the world. In order to increase income to the fund, the fund may lend certain of its portfolio securities to qualified banks and broker-dealers. It may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. No more than 5% of the fund's total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).

ADMINISTRATION

Franklin Templeton Services, LLC (FT Services), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's administrator. FT Services is a wholly-owned subsidiary of Templeton Worldwide, Inc., which is a wholly owned subsidiary of Franklin Resources, Inc.

FUND ADMINISTRATION AGREEMENT AND SERVICES

Under the Fund Administration Agreement, FT Services provides certain administrative services and facilities for the Fund. The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports and monitoring compliance with regulatory requirements. FT Services also monitors the percentage of the Fund's assets allocated to the underlying funds and seeks to rebalance the Fund's portfolio whenever the percentage of assets allocated to one or more underlying funds is below or above 3% of the applicable fixed percentage.

FT Services may receive assistance, at no charge to the Fund, from its corporate affiliate, Franklin Advisers, Inc. (Advisers), in monitoring the underlying funds and the Fund's investment in the underlying funds. FT Services makes certain payments (see the SAI for more information) to insurance companies out of its own resources for certain administrative services.

T. ANTHONY COFFEY, CFA
VICE PRESIDENT OF ADVISERS

Mr. Coffey oversees the rebalancing process on behalf of FT Services.

The Fund's SAI provides additional information about Mr. Coffey's compensation, other accounts he manages or oversees and his ownership of Fund shares.

ADMINISTRATION FEES

The Fund pays FT Services a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets for its services.

The Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. The investment manager and the management fee of each of the underlying funds, based on each underlying fund's average net assets for the fiscal year ended December 31, 2006, are listed below:

                                                            ANNUAL
      UNDERLYING FUND                   MANAGER             FEE RATE
------------------------------------------------------------------------
Franklin Income Securities              Advisers            0.46%
Fund

Mutual Shares Securities    Franklin Mutual Advisers, LLC   0.60%
Fund

Templeton Growth            Templeton Global Advisors,      0.74%
Securities Fund             Limited


ADDITIONAL INFORMATION

REGULATORY UPDATE

On August 2, 2004, Franklin Resources, Inc. announced that Advisers (investment manager to many of the funds within Franklin Templeton Investments, and an affiliate of the investment manager to the other funds) reached a settlement with the Securities and Exchange Commission (SEC) that resolved the issues resulting from the SEC's investigation of market timing activity in the Franklin Templeton Investments funds. Under the terms of the settlement and the SEC's administrative order, pursuant to which Advisers neither admitted nor denied any of the findings contained therein, Advisers agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of that settlement and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS

The Fund will declare as dividends nearly all of its net investment income, and will generally pay dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the Fund will reduce the per share net asset value (NAV) by the per share amount paid.

Dividends paid by the Fund will be automatically reinvested in additional shares of the Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS

The tax consequences for contract owners from their investment in variable annuity or variable life insurance contracts will depend on the provisions of these contracts. Contract owners should consult the accompanying contract prospectus for more information on these tax consequences.

FUND ACCOUNT INFORMATION

BUYING SHARES

Insurance companies offer variable annuity and variable life insurance products to investors including pension plans (Contracts), through separate accounts (Insurers). Separate accounts, and not the owners of the Contracts including group contract and pension plan certificate holders (Contract Owners), are generally the shareholders of the Fund.

Shares of the Fund are sold at net asset value (NAV). The Fund corresponds with the investment option for the variable annuity or variable life insurance contracts. The board of trustees monitors the Fund for the existence of any material irreconcilable conflicts of interest between different types of its investors. If there were any such conflicts, the board of trustees will determine what action, if any, shall be taken in response. The accompanying contract prospectus provides information on how to select the Fund as an investment option.

Contract Owners' payments will be allocated by the insurance company separate account to the sub-account that purchase shares of the Fund corresponding with the sub-account chosen by the Contract Owner, and is subject to any limits or conditions in the Contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Fund does not issue share certificates.

SELLING SHARES

Each insurance company shareholder sells shares of the Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its Contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form.

EXCHANGING SHARES

Contract Owners may exchange interests in sub-accounts of an insurance company separate account that corresponds with shares of any one class or fund, for interests in sub-accounts that correspond with shares of other classes or funds, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the Contract prospectus.

Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. The Fund discourages short-term or excessive trading and may seek to restrict or reject such trading (please see "Market Timing Trading Policy," below).

MARKET TIMING TRADING POLICY

The board of trustees has adopted the following policies with respect to market timing (Market Timing Trading Policy):

MARKET TIMING GENERALLY. The Fund discourages and does not intend to accommodate short-term or frequent purchases and redemptions of fund shares, often referred to as "market timing," and asks its participating Insurers for their cooperation in trying to discourage such activity in their separate accounts by Contract Owners and their financial advisors. The Fund intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund administrator or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's or the underlying funds' transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

MARKET TIMING CONSEQUENCES. If information regarding trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's administrator or transfer agent and based on that information the Fund or its administrator or transfer agent in their sole discretion conclude that such trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which an Insurer may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

In considering trading activity, the Fund may consider, among other factors, trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

MARKET TIMING THROUGH INSURERS. AS A CONTRACT OWNER YOU ARE ALSO SUBJECT TO
THIS POLICY. An Insurer's order for purchases and/or redemptions pursuant to a Contract Owner's instructions (including purchases and/or redemptions by an exchange or transfer between the Fund and any mutual fund) are submitted pursuant to aggregated orders (Aggregated Orders). While the Fund will encourage Insurers to apply the Fund's Market Timing Trading Policy to their Contract Owners, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy because the Insurer has the relationship with, and is responsible for maintaining the account records of, the individual Contract Owners. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Aggregated Orders used by Insurers.

Therefore, the Fund or its agents selectively monitor the Aggregated Orders used by Insurers for purchases, exchanges and redemptions in respect of all their Contract Owners and seek the cooperation of Insurers to apply the Fund's Market Timing Trading Policy. There may be legal and technological limitations on the ability of an Insurer to impose trading restrictions and to apply the Fund's Market Timing Trading Policy to their Contract Owners through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee (if applicable) and monitoring trading activity for what might be market timing. As a result, the Fund may not be able to determine whether trading by Insurers in respect of their Contract Owners is contrary to the Fund's Market Timing Trading Policy.

RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades and the types of securities in which the Fund typically invests, short-term or frequent trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

In addition, if the nature of the underlying funds' portfolio holdings exposes them to "arbitrage market timers," the value of the underlying fund shares and thus the Fund's shares may be diluted if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timing occurs when an investor seeks to take advantage of the possible delay between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the fund's net asset value per share. An underlying fund that invests significantly in foreign securities may be particularly vulnerable to arbitrage market timing. Arbitrage market timing in foreign investments may occur because of time zone differences between the foreign markets on which the underlying funds' international portfolio securities trade and the time as of which the its shares' NAV is calculated. Arbitrage market timers may purchase shares of the Fund based on events occurring after foreign market closing prices are established, but before calculation of the Fund's NAV. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Valuation - Foreign Securities
- Potential Impact of Time Zones and Market Holidays").

The Fund and the underlying funds are currently using several methods to reduce the risk of market timing. These methods include:

o seeking the cooperation of Insurers to assist the Fund and the underlying funds in identifying potential market timing activity;
o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to the Fund's and the underlying funds' Market Timing Trading Policy;
o monitoring potential price differentials following the close of trading in foreign markets to determine whether the application of fair value pricing procedures is warranted; and
o seeking the cooperation of financial intermediaries to assist the Fund in identifying market timing activity.

Since certain of the underlying funds may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid ("relatively illiquid securities"), such fund may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of these relatively illiquid securities that are used to calculate the underlying fund's net asset value and the latest indications of market values for those securities. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see "Fair Valuation - Individual Securities" under the heading "Fund Account Policies", below).

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund and the underlying funds seek to make judgments and applications that are consistent with the interests of their shareholders. There is no assurance that the Trust or its agents will gain access to any or all information necessary to detect market timing in Insurers' separate accounts. While the Trust will seek to take actions (directly and with the assistance of Insurers) that will detect market timing, it cannot represent that such trading activity can be minimized or completely eliminated.

REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's Market Timing Trading Policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund, in full or in part, following receipt by the Fund.

INVOLUNTARY REDEMPTIONS

The Fund reserves the right to close an account (and involuntarily redeem any investment) if it is deemed to have engaged in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law and consistent with the best interests of the Fund and its shareholders. Involuntary redemptions may be in cash or in kind.

FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE

When they buy and sell shares, the Fund's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The NAV per share of a class of the Fund is determined by dividing the net asset value of the Fund's share class by the applicable number of shares outstanding of that class. The Fund's NAV does not include any fee or sales charge imposed by the variable insurance contracts for which the Funds are investment options. Investors should consult the contract prospectus or disclosure document for more information.

The Fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 1:00 p.m. Pacific time). The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The assets of the Fund consist primarily of shares of the underlying funds, which are valued at their respective NAVs. When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The underlying funds generally utilize two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the underlying funds value those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The underlying funds value over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the underlying funds value them according to the broadest and most representative market as determined by their investment manager.

Generally, trading in corporate bonds, U.S. government securities and money market securities is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The underlying funds rely on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs, the third party pricing vendors will provide revised values to the underlying funds.

FAIR VALUATION - INDIVIDUAL SECURITIES

As an underlying fund may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. Each underlying fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures for each underlying fund.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that an underlying fund could obtain the fair value assigned to a security if they were able to sell the security at approximately the time at which the fund determines its NAV per share.

SECURITY VALUATION - CORPORATE DEBT SECURITIES

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. Each underlying fund, as applicable, may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The underlying fund's pricing services may utilize independent quotations from bond dealers and bond market activity to determine current value.

SECURITY VALUATION - OPTIONS

Each underlying fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option an underlying fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the underlying funds value options within the range of the current closing bid and ask prices if the underlying funds believe the valuation fairly reflects the contract's market value.

VALUATION - FOREIGN SECURITIES - COMPUTATION OF U.S. EQUIVALENT VALUE

Each underlying fund, as applicable, generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 1:00 p.m. Pacific time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

VALUATION - FOREIGN SECURITIES - POTENTIAL IMPACT OF TIME ZONES AND MARKET HOLIDAYS.

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by an underlying fund. As a result, the underlying fund may be susceptible to what is referred to as "time zone arbitrage." Certain investors in an underlying fund may seek to take advantage of discrepancies in the value of the underlying fund' s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the underlying funds' NAV is computed. Trading by these investors, often referred to as "arbitrage market timers," may dilute the value of an underlying fund's shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the board of trustees, the manager of each underlying fund monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts
(ADRs), futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board of trustees. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of an underlying fund's portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which an underlying fund's NAV is not calculated. Thus, the calculation of the underlying fund's NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with each underlying fund's fair value procedures established and approved by the board of trustees.

SHARE CLASSES

Class 1 and Class 2 shares of the Fund are identical except that Class 2 has a distribution plan or "rule 12b-1" plan as described below. Please refer to the accompanying contract prospectus to find out which class is available to you under your contract.

DISTRIBUTION AND SERVICE (12B-1) FEES

Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Fund to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and Contract Owners. Because these fees are paid out of Class 2's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average daily net assets, the board of trustees has set the current rate at 0.25%. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.

Subject to applicable law, the board of trustees may from time to time, without the approval, vote or consent of shareholders of a fund or class, combine, merge or otherwise consolidate the shares of two or more classes of shares of a fund in the Trust with and/or into a single class of shares of such fund, with such designation, preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the board of trustees may determine. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, shareholder in-kind redemptions and purchases, exchange offers, or any other method approved by the board of trustees.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserve certain rights, including:

o The Fund may restrict, reject or cancel any purchase order, including an exchange request.
o  At any time, the Fund may establish or change investment minimums.
o The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice to insurance company shareholders, or as otherwise provided by law.
o You may only buy shares of the Fund (including the purchase side of an exchange) eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.
o To permit investors to obtain the current price, participating insurance companies are responsible for transmitting all orders to the Fund promptly.

STATEMENTS AND REPORTS

You will receive financial reports for the Fund and Class related to your Contract from the sponsoring Insurer every six months.

Questions

More detailed information about the Trust and the Fund's account policies can be found in the Fund's SAI. If you have any questions about the Fund, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/362-6243 (a toll-free number). For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


For More Information

FOR INFORMATION ON THE FUND, INCLUDING A FREE COPY OF THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, CONTACT YOUR FINANCIAL ADVISOR OR THE INSURANCE COMPANY OFFERING YOUR CONTRACT.

Shares of the Fund are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable insurance contracts (Contracts), and are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at franklintempleton.com.

You can learn more about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Fund, its investments, policies, and risks. It is incorporated by reference into (is legally a part of) this prospectus.

You also can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.


Investment Company Act file #811-05583
Franklin Templeton Variable Insurance Products Trust




























































FRANKLIN TEMPLETON VIP
FOUNDING FUNDS ALLOCATION FUND
CLASS 1 & 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2007

                                                                [INSERT FT LOGO]

                         P.O. BOX 997151, SACRAMENTO, CA 95899-9983
                                                     1/800-362-6243
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This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectus, dated May 1, 2007, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

To obtain a free additional copy of a prospectus for Class 1 or Class 2, please call Franklin Templeton at 1-800/362-6243, or your insurance company.

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MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
-------------------------------------------------------------------
o     ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE
   CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF
   THE U.S. GOVERNMENT;

o     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
   ENDORSED BY, ANY BANK;

o     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS
   OF PRINCIPAL.
-------------------------------------------------------------------

[SIDENOTE] THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION (SAI) IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                                    VIP FFAF-SAI
                                                    04/07

                   TABLE OF CONTENTS

Goals, Strategies and Risks..............................

Information about the Underlying Funds' Investments, Techniques
and
  Risks..................................................

Officers and Trustees....................................

Fair Valuation and Liquidity.............................

Proxy Voting Policies and Procedures.....................

Administration and Other Services........................

Portfolio Transactions...................................

Distributions and Taxes..................................

Organization, Voting Rights and Principal Holders........

The Underwriter..........................................

Performance..............................................

Miscellaneous Information................................

Description of Ratings of Corporate Obligations, Municipal Bonds,
      Municipal Notes, and Short-Term Debt Ratings...............

GOALS, STRATEGIES AND RISKS
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The Fund's assets are invested in a combination of Class 1 of three other series of Franklin Templeton Variable Insurance Products Trust (the Trust): Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the underlying funds).

The Fund has adopted the following fundamental investment restrictions or policies. A fundamental policy may only be changed if the change is approved by
(i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

FUNDAMENTAL INVESTMENT POLICIES

The Fund has adopted the following restrictions as fundamental investment policies.

The Fund may not:

1.    Borrow money, except to the extent permitted by the Investment
      Company Act of 1940, as amended (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (SEC).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (ii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interest therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and
      (ii) making, purchasing or selling real estate mortgage loans.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon or (ii) investing in securities or other instruments that are secured by physical commodities.

6. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitation.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment goals are non-fundamental. This means that they may be changed by the board of trustees without the approval of shareholders.

The Fund's principal investment goal is capital appreciation. Its secondary goal is income.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

The Fund pursues its investment goal by investing in a fixed combination of the following series of the Trust (the "underlying funds"):

      33 1/3%   Franklin Income Securities Fund
      33 1/3%   Mutual Shares Securities Fund
      33 1/3%   Templeton Growth Securities Fund

The Fund's administrator will monitor the Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of the three underlying funds. Whenever possible, cash flows will be used to adjust allocations.

The value of your shares will increase as the value of the underlying funds owned by the Fund increases and will decrease as the value of the underlying funds decrease. In this way, you will be participating in any change in the value of the underlying funds owned by the Fund, less the expenses association with this Fund.

The Fund will not pay 12b-1 service or distribution fees to any of the underlying funds in connection with its investments in them.

INFORMATION ABOUT THE UNDERLYING FUNDS' INVESTMENTS, TECHNIQUES
AND RISKS
-------------------------------------------------------------------

The following gives more detailed information about the underlying funds' investment policies and the types of securities that they may buy along with their associated risks.

Certain words or phrases may be used in descriptions of the underlying funds' investment policies and strategies to give investors a general sense of an underlying fund's level of investment. They are broadly identified with, but not limited to, the following percentages of an underlying fund's' total assets:

      "small portion"     less than 10%
      "portion"           10% to 25%
      "significant"       25% to 50%
      "substantial"       50% to 66%
      "primary"           66% to 80%
      "predominant"       80% or more

In addition to the risks described in the Fund's prospectus, investors should consider the risks that pertain to an underlying fund that may invest in the instruments or engage in the following strategies.

BORROWING The underlying funds will not purchase additional securities while their borrowing exceeds their stated percentage limitations on borrowing. Under federal securities laws, a fund may borrow from banks provided it maintains continuous asset coverage of 300% with respect to such borrowings, including selling (within three days) sufficient portfolio holdings to restore such coverage should it decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing may make any change in the underlying fund's net asset value even greater and thus result in increased volatility of returns. The underlying fund's assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the underlying fund to use its other assets to increase the collateral. In addition, the money borrowed will be subject to interest and other costs (which may include commitment fees and the cost of maintaining minimum average balances). The cost of borrowing may exceed the income received from the securities purchased with borrowed funds.

In addition to borrowing for leverage purposes, the underlying funds also may borrow money to meet redemptions from their shareholders in order to avoid forced, unplanned sales of portfolio securities. This allows the underlying funds greater flexibility to buy and sell portfolio securities for investment rather than cash flow.

CONVERTIBLE AND SYNTHETIC CONVERTIBLE SECURITIES A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but may be subordinate to other types of fixed-income securities issued by that company. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

Issuers of convertible securities that have lower credit ratings are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments on the convertible debt securities. If an issuer stops making interest and/or principal payments on the convertible debt securities, payments on such securities may never resume. These securities may be worthless and an underlying fund could lose its entire investment.

While an underlying fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments.

ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Mandatory convertible securities are considered the most equity-like of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatories include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically higher than common stock dividend), and are non-callable for the life of the security (usually three to five years). An important feature of mandatories is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance. Mandatory convertible securities come in many forms. One increasingly popular structure due to favorable tax treatment is a trust that holds a combination of a debt instrument that pays a fixed quarterly premium with a forward contract that ensures delivery of the equity security at maturity. In some cases, these trusts are registered as closed end investment companies although they are not actively managed and do not charge any management fees (any expenses are prepaid by the issuer).

Convertible trust preferred securities are, from an investor's viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure the company establishes a wholly owned special purpose vehicle whose sole purpose is to issue convertible preferred stock. The offering proceeds pass through to the company who issues the special purpose vehicle a convertible subordinated debenture with identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeables and standard convertible structures is that the issuer of an exchangeable security is different from the issuer of the underlying shares.

Zero-coupon and deep-discount convertible bonds include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put (sell) them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

An investment in an enhanced convertible security or any other security may involve additional risks. The underlying fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the underlying fund to obtain market quotations based on actual trades for purposes of valuing its portfolio securities. The underlying fund, however, intends to acquire liquid securities, though there can be no assurances that this will be achieved.

SYNTHETIC CONVERTIBLES. A synthetic convertible is created by combining distinct securities which together possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants or stock or stock index call options which grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

Synthetic convertible securities are generally not considered to be "equity securities" for purposes of the Fund's investment policy regarding those securities. Synthetic convertibles are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.

Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Further, although the manager expects normally to create synthetic convertibles whose two components represent one issuer, the character of a synthetic convertible allows an underlying fund to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the manager determines that such a combination would better promote the Fund's investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

Another type of synthetic convertible is created by investing in an equity security and selling a call option on that underlying equity security. This structure offers investors a higher current dividend than the underlying common stock in exchange for a cap on the participation in the stock price appreciation.

DEBT SECURITIES In general, debt securities represent a loan of money to the issuer by the purchaser of the securities. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender, and to return the lender's money over or at the end of a certain time period. A company typically must meet its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bond, notes and commercial paper are types of debt securities. Each of these differs in the length of the issuer's payment schedule, with commercial paper having the shortest payment schedule.

Debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades.

INTEREST RATE. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. To the extent an underlying fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and its share price. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. These changes in market value will be reflected in the underlying fund's net asset value per share. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

RATINGS. Various investment services publish ratings of some of the debt securities in which the underlying funds may invest. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P or from unrated securities deemed by the underlying fund's manager to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Lower-rated securities typically are riskier than investment grade securities. Bonds that are rated C by Moody's are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are securities on which no interest is being paid. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect other risks, such as the risk of fluctuations in market value, and are not absolute standards of quality. If the rating on an issue held in an underlying fund's portfolio is changed by the rating service or the security goes into default, this event may be considered by the fund in its evaluation of the overall investment merits of that security, but will not generally result in an automatic sale of the security.

See "DESCRIPTION OF RATINGS OF CORPORATE OBLIGATIONS, MUNICIPAL BONDS, MUNICIPAL NOTES, AND SHORT-TERM DEBT RATINGS" for a more complete discussion of the ratings.

HIGH YIELD, FIXED-INCOME SECURITIES. The market value of high yield lower-quality, fixed-income securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality fixed-income securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality fixed-income securities also tend to be more sensitive to economic conditions than higher-quality fixed-income securities.

Issuers of high yield, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying the securities of these issuers is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in an underlying fund's portfolio defaults, the underlying fund may have unrealized losses on the security, which may lower the fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the underlying fund's net asset value may be adversely affected before an issuer defaults. In addition, the underlying fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from an underlying fund. Although these securities are typically not callable for a period of time, usually three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the investment manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for the fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for the fund to manage the timing of its income. Under the Internal Revenue Code of 1986, as amended (the Code) and U.S. Treasury regulations, the underlying fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of fund shares.

An underlying fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities that trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and an underlying fund's ability to dispose of particular issues, when necessary, to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for an underlying fund to obtain market quotations based on actual trades for purposes of valuing the underlying fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales.

Some of the underlying funds may buy high yield, fixed-income securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if an underlying fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. An underlying fund may also incur special costs in disposing of restricted securities, although the fund will generally not incur any costs when the issuer is responsible for registering the securities.

Some of the underlying funds may buy high yield, fixed-income securities during an initial underwriting. These securities involve special risks because they are new issues. The investment manager will carefully review their credit and other characteristics. The funds have no arrangement with their underwriters or any other person concerning the acquisition of these securities.

Factors adversely impacting the market value of high yield securities may lower the underlying fund's net asset value. In addition, an underlying fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

STRUCTURED INVESTMENTS. Some of the underlying funds may invest in structured investments. Structured investments involve entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (Structured Investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments.

Structured Investments may be of a class that is subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments. To the extent such investments are illiquid, they will be subject to an underlying fund's restriction on investments in illiquid securities.

INDEBTEDNESS, PARTICIPATIONS AND TRADE CLAIMS. From time to time, certain underlying funds may purchase the direct indebtedness of various companies (Indebtedness), or participation interests in Indebtedness (Participations) including Indebtedness and Participations of domestic or foreign companies (i) that are involved in mergers, acquisitions, consolidations, liquidations, spinoffs, reorganizations or financial restructurings, or (ii) that are distressed companies or in bankruptcy (Reorganizing Companies). Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors. Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, an underlying fund in effect steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Indebtedness purchased by an underlying fund may be in the form of loans, notes or bonds.

The length of time remaining until maturity on the Indebtedness is one factor the underlying fund's manager considers in purchasing a particular Indebtedness. Indebtedness which represents a specific indebtedness of the company to a bank is not considered to be a security issued by the bank selling it. Certain underlying funds purchase loans from national and state chartered banks as well as foreign banks. The underlying funds normally invest in the Indebtedness of a company which has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

Participations represent fractional interests in a company's Indebtedness. The financial institutions which typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank which are known as "supranational organizations." Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development. Certain underlying funds also may purchase trade claims and other direct obligations or claims (Trade Claims) of Reorganizing Companies. Indebtedness, Participations and Trade Claims may be illiquid as described above.

MORTGAGE-BACKED SECURITIES. Certain underlying funds may invest in securities representing ownership interests in a pool of mortgage loans originated by mortgage bankers, commercial banks, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.

Ginnie Mae guarantees the principal and interest on Ginnie Mae securities and this guarantee is backed by the full faith and credit of the U.S. government. Ginnie Mae may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of an underlying fund's shares which will fluctuate daily with market conditions.

Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. Fannie Mae and Freddie Mac mortgage securities are backed by the credit of the respective instrumentality. However, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. There is no guarantee that the government would support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because Fannie Mae and Freddie Mac are instrumentalities of the U.S. government, these securities are generally considered to be high quality investments having minimal credit risks. The yields on these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk.

The mortgage securities in which the funds invest differ from conventional bonds in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae's, Freddie Mac's or Fannie Mae's fees and any applicable loan servicing fees). As a result, the holder of the mortgage securities (i.e., an underlying fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, pass-through mortgage securities may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates. In general, fixed-rate mortgage securities have greater exposure to this "prepayment risk."

The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security's value and increasing its volatility. Coupon rates of adjustable rate mortgage securities tend to move with market interest rates, and thus their values fluctuate to a lesser degree than fixed income mortgage securities. To the extent market interest rates increase beyond applicable caps or maximum rates on ARMS or beyond the coupon rates of fixed-rate mortgage securities, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. In view of these factors, the ability of the fund to obtain a high level of total return may be limited under varying market conditions.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS), REAL ESTATE MORTGAGE INVESTMENT CONDUITS (REMICS) AND MULTI-CLASS PASS-THROUGHS. CMOs may be issued or guaranteed by U.S. government agencies or issued by certain financial institutions and other mortgage lenders.

CMOs and REMICs may be issued by governmental or government-related entities or by private entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers and are secured by pools of mortgages backed by residential or various types of commercial properties. Privately issued CMOs and REMICs include obligations issued by private entities that are collateralized by (a) mortgage securities issued by Freddie Mac, Fannie Mae or Ginnie Mae, (b) pools of mortgages that are guaranteed by an agency or instrumentality of the U.S. government, or (c) pools of mortgages that are not guaranteed by an agency or instrumentality of the U.S. government and that may or may not be guaranteed by the private issuer.

Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below may also apply to REMICs and multi-class pass-through securities.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest at regular intervals. These components enable an investor to predict more accurately the pace at which principal is returned. The underlying funds may buy CMOs that are:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

(3) securities in which the proceeds of the issuance are invested in mortgage securities, and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

CMOs are issued in multiple classes. Each class, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as LIBOR. These adjustable rate tranches are known as "floating-rate CMOs." Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by U.S. government agencies. Prepayments of the mortgages underlying a CMO, which usually increase when interest rates decrease, will generally reduce the life of the mortgage pool, thus impacting the CMO's yield. Under these circumstances, the reinvestment of prepayments will generally be at a rate lower than the rate applicable to the original CMO.

Some of the CMOs in which an underlying fund may invest may have less liquidity than other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances.

To the extent any privately issued CMOs in which the fund invests are considered by the SEC to be an investment company, the fund will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is higher since the U.S. government does not guarantee them. The board of trustees believe that the risk of loss from an investment in privately issued CMOs is justified by the higher yield the fund will earn in light of the historic loss experience on these instruments.

REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMICs in which the fund may invest include mortgages backed by Ginnie Maes or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency or instrumentality.

DISTRESSED MORTGAGE OBLIGATIONS. Certain underlying funds also may invest directly in distressed mortgage obligations. A direct investment in a distressed mortgage obligation involves the purchase by the fund of a lender's interest in a mortgage granted to a borrower, where the borrower has experienced difficulty in making its mortgage payments, or for which it appears likely that the borrower will experience difficulty in making its mortgage payments. As is typical with mortgage obligations, payment of the loan is secured by the real estate underlying the loan. By purchasing the distressed mortgage obligation, an underlying fund steps into the shoes of the lender from a risk point of view.

As distinguished from mortgage-backed securities, which generally represent an interest in a pool of loans backed by real estate, investing in direct mortgage obligations involves the risks of a single or direct lender. These risks include the ability or inability of a borrower to make its loan payments and the possibility that the borrower will prepay the loan in advance of its scheduled payment time period, curtailing an expected rate and timing of return for the lender. Investments in direct mortgage obligations of distressed borrowers involve substantially greater risks and are highly speculative due to the fact that the borrower's ability to make timely payments has been identified as questionable. Borrowers that are in bankruptcy or restructuring may never pay off their loans, or may pay only a small fraction of the amount owed. If, because of a lack of payment, the real estate underlying the loan is foreclosed, which means that the borrower takes possession of the real estate, an underlying fund could become part owner of such real estate. As an owner, an underlying fund would bear any costs associated with owning and disposing of the real estate, and also may encounter difficulties in disposing of the real estate in a timely fashion. In addition, there is no assurance that an underlying fund would be able profitably to dispose of properties in foreclosure.

STRIPPED SECURITIES. Certain underlying funds may buy stripped securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Stripped securities are the separate income and principal components of a debt security. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are considered U.S. Treasury securities for purposes of the funds' investment policies. Once the securities have been stripped they are referred to as zero coupon securities. Their risks are similar to those of other U.S. government securities, although they may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS. Certain underlying funds may buy debt obligations on a "when-issued," "delayed delivery" or "TBA" basis. These transactions are arrangements under which an underlying fund may buy securities with payment and delivery scheduled for a future time, generally within 30 to 60 days. These transactions are subject to market fluctuation and are subject to the risk that the value or yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. Although the funds will generally purchase these securities on a when-issued or TBA basis with the intention of acquiring such securities, they may sell such securities before the settlement date if it is deemed advisable. When an underlying fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent an underlying fund engages in when-issued, delayed delivery or TBA transactions, it will do so only for the purpose of acquiring portfolio securities consistent with the fund's investment objectives and policies, and not for the purpose of investment leverage. In when-issued, delayed delivery and TBA transactions, the fund relies on the seller to complete the transaction. The other party's failure to do so may cause the fund to miss a price or yield considered advantageous. Securities purchased on a when-issued, delayed delivery or TBA basis do not generally earn interest until their scheduled delivery date.

ZERO COUPON AND PAY-IN-KIND BONDS. Certain underlying funds may buy certain bonds issued at a discount that defer the payment of interest or pay no interest until maturity, known as zero coupon bonds, or which pay interest through the issuance of additional bonds, known as pay-in-kind bonds. For federal tax purposes, holders of these bonds, such as an underlying fund, are deemed to receive interest over the life of the bonds and are taxed as if interest were paid on a current basis although no cash interest payments are in fact received by the holder until the bonds mature.

DERIVATIVE SECURITIES Derivative securities are those whose values are dependent upon the performance of one or more other securities or investments or indices, in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Stock index futures contracts and options on securities indices are considered derivative investments. To the extent an underlying fund enters into these transactions, their success will depend upon the manager's ability to predict pertinent market movements.

WRITING CALL AND PUT OPTIONS. A call option gives the option holder the right to buy the underlying securities from the option writer at a stated exercise price. A put option gives the option holder the right to sell the underlying security at the option exercise price at any time during the option period.

A call option written by an underlying fund is covered if the fund (a) owns the underlying security that is subject to the call; (b) has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio; or (c) has cash and/or liquid assets with a value determined on a daily basis equal to the fund's obligation under the call option and such cash or liquid assets are segregated by appropriate notation on the books of the fund or its custodian. A call option is also covered if the fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
(b) greater than the exercise price of the call written if the difference, marked-to-market daily, is held in cash or liquid assets that are segregated by appropriate notation on the books of the fund or its custodian.

A put option written by an underlying fund is covered if the fund segregates cash or liquid assets with a value equal, marked-to-market daily, to the amount by which the market value of the underlying securities is less than their value at the exercise price of the written put by appropriate notation on the books of the fund or its custodian. A put is also covered if the fund holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The manager and the funds believe that option obligations that are covered, either by an offsetting asset or right (acquiring the stock subject to the option or purchasing an offsetting option position), or by the funds' segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to an underlying fund's borrowing restrictions.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the purchaser of the option may exercise the option by an exercise notice to the writer at any time prior to the termination of the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security to the purchaser of the option. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security from the purchaser of the option at the exercise price, which will usually exceed the market value of the underlying security. If the writer of an option wants to terminate its obligation, the writer may affect a "closing purchase transaction" at that time by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the underlying fund.

Effecting a closing transaction in the case of a written call option will permit the fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, a closing transaction allows an underlying fund to write another covered put option. Effecting a closing transaction also allows the subject to the option to be used for other Fund investments and/or any cash or other liquid assets that are segregated to provide cover for the option to be no longer segregated. If the fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Likewise, the fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

The writing of covered put options involves certain risks. For example, if the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless to the purchaser and the fund's gain will be the premium received. If the market price of the underlying security declines or otherwise is below the exercise price. The fund may elect to close the position or take delivery of the security at the exercise price and the fund's return will be the premium received from writing the put options minus the amount by which the market price of the security is below the exercise price.

BUYING CALL AND PUT OPTIONS. Prior to its expiration, a call or put option may be sold in a closing sale transaction. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

The underlying fund, for example, may buy put options on particular securities in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options will allow the fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the fund will continue to receive interest or dividend income on the security. The underlying fund may sell a put option of the same series it has previously purchased prior to the sale of the security underlying the option. The sale of the put option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option previously purchased. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the underlying fund must buy or has the right to sell, under the put option.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. A purchase or sale of a call and put options on securities indices and other financial indices can achieve many of the same objectives that would be achieved through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, instead of settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

When the underlying fund writes an option on a stock index, it will segregate, by appropriate notation on the books of the fund or its custodian, cash or liquid assets in an amount at least equal to the value, marked-to-market daily, of any obligation of the fund under the option based on the difference between the market value of, and the value based on the exercise price of, the underlying stock index. The fund will maintain the segregated assets while the option is open or will otherwise cover the transaction by an offsetting option position.

OVER-THE-COUNTER (OTC) OPTIONS. Just as with exchange traded options, OTC call options give the option holder the right to buy an underlying security from an option writer at a stated exercise price; OTC put options give the holder the right to sell an underlying security to an option writer at a stated exercise price. OTC options differ from exchange traded options in certain material respects. OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is the risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. However, OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices than exchange traded options; and the writer of an OTC option is paid a premium in advance by the dealer.

SPREAD AND STRADDLE OPTIONS TRANSACTIONS. In "spread" transactions, the underlying fund buys and writes a put or buys and writes a call on the same underlying security with the options having different exercise prices and/or expiration dates. In "straddles," the underlying fund purchases or writes combinations of put and call options on the same security. When the fund engages in spread and straddle transactions, it seeks to profit from differentials in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the fund to buy and/or write more than one option simultaneously, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund was to buy or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund was to buy or sell a single option.

FORWARD CONVERSIONS. In a forward conversion, the underlying fund buys securities and writes call options and buys put options on such securities. By purchasing puts, the fund protects the underlying security from depreciation in value. By selling or writing calls on the same security, the fund receives premiums which may offset part or all of the cost of purchasing the puts while forgoing the opportunity for appreciation in the value of the underlying security.

The use of options in connection with forward conversions is intended to hedge against fluctuations in the market value of the underlying security. Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, the fund's return may depend in part on movements in the price of the underlying security because of the different exercise prices of the call and put options. Such price movements may also affect the fund's total return if the conversion is terminated prior to the expiration date of the option. In such event, the fund's return on forward conversions may be greater or less than it would have been if it had hedged the security only by purchasing put options.

FORWARD CURRENCY EXCHANGE CONTRACTS AND CURRENCY FUTURES CONTRACTS. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks).

An underlying fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the fund's investment manager (or sub-adviser) determines that there is a pattern of correlation between the two currencies. Certain of the underlying funds may also purchase and sell forward contracts (to the extent they are not deemed "commodities") for non-hedging purposes when the investment manager (or sub-adviser) anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in a fund's portfolio. The fund's custodian will place cash or securities into a segregated account of each fund in an amount equal to the value of the fund's total assets committed to the forward foreign currency exchange contracts requiring each fund to purchase foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account on a daily basis so that the value of the account equals the amount of each fund's commitments with respect to such contracts. The segregated account is marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (CFTC), the CFTC may in the future assert authority to regulate these contracts. In such event, an underlying fund's ability to utilize forward foreign currency exchange contracts may be restricted.

While an underlying fund may enter into forward contracts to reduce currency exchange rate risks, transactions in forward contracts involve certain other risks. Thus, while an underlying fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for an underlying fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between an underlying fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the fund. Such imperfect correlation may cause an underlying fund to sustain losses which will prevent the fund from achieving a complete hedge or expose the fund to risk of foreign exchange loss.

CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. The fund may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges.

The underlying funds may either accept or make delivery of the currency specified at the maturity of a forward or futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

When an underlying fund enters into a contract for the purchase or sale of a security denominated in a foreign currency (or options contracts with respect to such futures contracts), or when the fund anticipates the receipt in a foreign currency of dividends or interest payments on such a security that it holds, it may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. In addition, when the investment manager (or sub-adviser) believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, it may enter into a forward or futures contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the fund's portfolio securities denominated in such currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of the fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which each fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of each fund's foreign assets.

WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. The underlying funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, the underlying fund may purchase call options on currency for non-hedging purposes when the investment manager (or sub-adviser) anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the fund's portfolio.

A call option written by an underlying fund obligates the fund to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the fund would obligate the fund to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves risk that the fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

An underlying fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. This purchase is referred to as "closing purchase transaction." The fund would also be able to enter into a closing sale transaction in order to realize a gain or minimize a loss on an option purchased by the fund.

The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. The fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option. The fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the fund's position.

The underlying fund may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated (protective puts). The purchase of a put option would entitle the fund, in exchange for the premium paid, to sell specific currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the fund's portfolio securities due to currency exchange rate fluctuations. The fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency. Foreign currency options to be written or purchased by the fund will be traded on U.S. or foreign exchanges or over-the-counter.

Buyers and sellers of currency futures and options thereon are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

SWAP AGREEMENTS. An underlying fund may use swap agreements for several purposes. One purpose is attempting to obtain a particular desired return at a lower cost to the fund than if the fund had invested directly in a security or instrument. Other purposes are managing tax outcomes or cash positions.

Swap agreements are contracts between an underlying fund and, typically, a brokerage firm, bank or other institutional buyer (swap counterparty) for periods ranging from a few days to more than a year. In a basic swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular "notional amount" of value of predetermined investments or instruments (swap transaction). The notional amount is the set dollar or other currency value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties do not actually invest the notional amount in any investment or instrument. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples are investments in a particular security, at a particular fixed or variable interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular indexIn some cases, for example, currency swaps, the swap agreement may include the delivery of the entire principal value of one designated currency for the other designated currency.

An underlying fund will generally enter into swap agreements on a net basis, which means that the two payment streams are netted out, with an underlying fund receiving or paying, as the case may be, only the net amount of the two payments. The fund's obligations (or rights) under a swap agreement on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement provides for other than a net basis, the full amount of the fund's obligations will be accrued on a daily basis. To limit potential leveraging of an underlying fund's portfolio, the fund has adopted procedures to cover any accrued but unpaid net or full amounts owed to a swap counterparty by designating, on a daily basis, as segregated, liquid assets (not otherwise encumbered) equal in current market value to such swap amounts owed. Under the procedures, the fund designates the segregated assets by appropriate notation on the books of the fund or its custodian. To the extent the fund enters into swap agreements for good faith hedging purposes and the fund's swap obligations are fully covered by an offsetting asset or right of the fund, the obligations will not be subject to the fund's segregated assets procedures. The managers of the funds believe that swap agreement obligations that are covered, either by an offsetting asset or right or by an underlying fund's segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the fund's borrowing restrictions.

The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether an underlying fund will be successful in using swap agreements to achieve its investment objective depends on the ability of the manager correctly to predict which types of investments are likely to produce greater returns. If the manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would be using other investments.

The risk of loss to the fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the fund, the risk of loss to the fund is loss of the entire amount that the fund is entitled to receive. If the fund is obligated to pay the net amount, the fund's risk of loss is limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Because swap agreements may have terms of greater than seven days, they may be illiquid and, therefore, subject to an underlying fund's limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. The swap markets have grown substantially in recent years, however, with a large number of banks and investment banking firms acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become relatively liquid in comparison with markets for other derivative instruments that are traded in the interbank market.

Swap agreements are not traded on exchanges and are not subject to government regulation like exchange markets. As a result, swap participants are not as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the fund is subject to the risk of the inability or refusal to perform such agreement by the counterparty. No limitations on daily price movements or speculative position limits apply to swap transactions. Counterparties may, however, limit the size or duration of positions to the fund as a consequence of credit considerations. An underlying fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of default by or insolvency or bankruptcy of a swap counterparty. In such an event, the fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the fund's rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. The manager will approve a counterparty for a swap agreement of the fund only if the manager deems the counterparty to be creditworthy under the fund's Counterparty Credit Review Standards, adopted and reviewed annually by the board.

Certain Internal Revenue Service positions may limit an underlying fund's ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the fund's ability to benefit from using swap agreements, or could have adverse tax consequences.

INTEREST RATE SWAPS. An interest rate swap is an agreement between two parties to exchange interest rate obligations, one based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime, commercial paper, or other benchmarks). By swapping fixed payments for floating payments, an interest rate swap is a vehicle to hedge interest rate risk. An underlyingfund will generally enter into interest rate swap agreements on a net basis. The obligations to make repayment of principal on the underlying securities are not exchanged. Similarly, the right to receive such repayment of principal is not transferred. In addition, interest rate swaps generally do not involve the delivery of securities, other underlying assets or principal.

Interest rate swap transactions generally require the participation of an intermediary, frequently a bank. For example, the first entity, which holds a fixed-rate obligation, transfers the obligation to the intermediary. The first entity is then obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with the second entity, which holds a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming the fixed-rate obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

CURRENCY SWAPS. A currency swap is an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. For example, a currency swap may involve the exchange by an underlying fund with another party of the right to receive a foreign currency (paid from the fund's investment denominated in the foreign currency) for the right to receive U.S. dollars. Currency swaps sometimes involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. In such a situation, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The funds may also enter into currency swaps on a net basis, which means the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments.

The funds may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of such counterparties have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a nationally recognized statistical rating organization (NRSRO) or are determined to be of equivalent credit quality by the manager.

PROXY HEDGING. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, certain underlying funds also may engage in proxy hedging. Proxy hedging is often used when the currency to which the underlying fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of an underlying fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the underlying fund's securities denominated in linked currencies. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the underlying fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on the underlying fund's swap transactions or cause the underlying fund's hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs. Also, the use of currency transactions could cause the underlying fund losses due to the inability of foreign securities transactions to be completed. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

EQUITY SECURITIES represent a proportionate share of the ownership of a company; their value is based on the success of the company's business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

FOREIGN SECURITIES Securities which are acquired by an underlying fund outside the U.S. and which are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the fund to be illiquid assets so long as the fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, the fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries.

Investments in foreign securities where delivery takes place outside the U.S. will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of governmental administrations or of economic or monetary policies, in the U.S. or abroad, or changed circumstances in dealings between nations or currency convertibility or exchange rates could result in investment losses for the underlying fund. Investments in foreign securities may also subject the fund to losses due to nationalization, expropriation or differing accounting practices and treatments. Moreover, investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Investments by the underlying funds in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the fund's portfolio and the fund's ability to meet a large number of shareholders' redemption requests should there be economic or political turmoil in a country in which the fund has a substantial portion of its assets invested or should relations between the U.S. and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

FOREIGN CURRENCY FLUCTUATIONS. Because certain of the underlying funds under normal circumstances will invest a substantial portion of their total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the fund's net asset value and any net investment income and capital gains to be distributed by the fund in U.S. dollars.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the underlying funds value their assets daily in terms of U.S. dollars, the funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Certain funds may do so from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to sell that currency to the dealer.

EMERGING MARKETS. Investments in companies domiciled in emerging countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the underlying fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which certain underlying funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in emerging countries may involve risks of nationalization, expropriation and confiscatory taxation. In the event of expropriation, an underlying fund could lose a substantial portion of any investments it has made in the affected countries. Furthermore, no accounting standards exist in certain developing countries. Even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the funds' net asset value.

Certain emerging countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Foreign exchange restrictions may limit the ability of foreign investors to repatriate their profits. Furthermore, accounting standards that exist in developing countries may differ from U.S. standards.

Governments in certain emerging countries may require that a governmental or quasi-governmental authority act as a custodian of the underlying fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the fund's cash and securities, the fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts also involve the risks of other investments in foreign securities. For purposes of their investment policies, the underlying funds will consider their investments in depositary receipts to be investments in the underlying securities.

FUTURES TRANSACTIONS Certain of the underlying funds may purchase or sell (i) financial futures contracts; (ii) interest rate futures contracts; (iii) options on interest rate futures contracts; (iv) stock and bond index futures contracts; and (v) options on stock and bond index futures contracts (collectively, "Futures Transactions"). These underlying funds may enter into such Futures Transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges.

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, an underlying fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases. Similarly, the fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The fund can purchase futures contracts on foreign currency to fix the price in U.S. dollars or a security denominated in such currency that the fund has acquired or expects to acquire.

To the extent an underlying fund enters into a futures contract, it will segregate assets on the books of the fund or its custodian, to the extent required by the rules of the SEC, to cover its obligations with respect to such contract which will consist of cash, cash equivalents or liquid assets from its portfolio in an amount equal to the market value, marked-to-market daily, of such futures contract or its obligations under a related option. The amount an underlying fund segregates on the books of the fund or of the fund's custodian to cover the fund's obligations with respect to the fund's investment in a futures contract will be reduced, as permitted by the federal securities laws, by the amount of initial and variation margin held, during the term of the futures contract, by the futures commission merchant (FCM) that handles the futures contract. The amount of initial and variation margin required by the FCM is based on the requirements of the contract market on which the futures contract is traded and of the FCM. The variation margin is marked-to-market each day and the fund will be required to add to, or will receive a return of, amounts held as variation margin by the FCM based on decreases or increases, respectively, in the value of the futures contract for the fund. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The manager and the funds believe that futures obligations that are covered, either by an offsetting asset or right, or by an underlying fund's segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to an underlying fund's borrowing restrictions.

Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The fund may incur brokerage fees when it purchases or sells futures contracts.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or loss. While each underlying fund's futures contracts on securities or currency will usually be liquidated in this manner, the fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give an underlying fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

FINANCIAL FUTURES CONTRACTS. Financial futures are contracts that obligate the holder to take or make delivery of a specified quantity of a financial instrument, such as a U.S. Treasury security or foreign currency, during a specified future period at a specified price. A "sale" of a financial futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a financial futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date.

INTEREST RATE FUTURES AND OPTIONS. Interest rate futures contracts are contracts for the future delivery of U.S. government securities and index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.

An underlying fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities. For example, if the fund owns bonds, and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the fund would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have.

STOCK INDEX FUTURES CONTRACTS. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and the fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

For example, the underlying fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When the fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

OPTIONS ON STOCK INDEX FUTURES. Certain of the underlying funds may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

BOND INDEX FUTURES AND RELATED OPTIONS. Certain of the underlying funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. These funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The underlying fund's investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by it in other financial futures transactions. Certain of the underlying funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

FUTURE DEVELOPMENTS. Certain of the underlying funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the underlying funds or which are not currently available but that may be developed, to the extent such opportunities are both consistent with the underlying fund's investment goals and legally permissible for the fund.

RISK FACTORS AND CONSIDERATIONS REGARDING OPTIONS, FUTURES AND OPTIONS ON FUTURES. In certain cases, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be performed more effectively and at lower cost by utilizing the options and futures markets rather than purchasing or selling portfolio securities. There are, however, risks involved in these transactions.

With respect to an underlying fund's hedging strategies, the fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index, securities or currencies underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is also likely to fluctuate as a result of independent factors not related to currency fluctuations. Therefore, perfect correlation between the fund's futures positions and portfolio positions will be impossible to achieve. Accordingly, successful use by the fund of options on stock or bond indices, financial and currency futures contracts and related options, and currency options will be subject to the investment manager's ability to predict correctly movements in the direction of the securities and currency markets generally or of a particular segment. If the underlying fund's investment manager is not successful in employing such instruments in managing the fund's investments, the fund's performance will be worse than if it did not employ such strategies. In addition, the fund will pay commissions and other costs in connection with the investments, which may increase the fund's expenses and reduce the return. In writing options on futures, the fund's loss is potentially unlimited and may exceed the amount of the premium received.

Positions in stock index options, stock and bond index futures contracts, financial futures contracts, foreign currency futures contracts, related options on futures and options on currencies may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any specific time. Thus, it may not be possible to close such an option or futures position. The inability to close options or futures positions could have an adverse impact on the fund's ability to effectively hedge its securities or foreign currency exposure.

When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.

In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. Consequently, the fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. If a covered call option writer cannot effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The ability to terminate OTC options is more limited than with exchange traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each fund will treat purchased OTC options and all assets used to cover written OTC options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the staff of the SEC.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange of the Options Clearing Corporation (OCC) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

In the case of futures, the CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts which any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The fund does not believe that these trading and positions limits will have an adverse impact on the fund's strategies for hedging its securities.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the investment manager may still not result in a successful transaction.

ILLIQUID SECURITIES Generally, an "illiquid security" is any security that cannot be disposed of promptly (e.g., within seven days) and in the ordinary course of business at approximately the amount at which the underlying fund has valued the instrument. Subject to this limitation, the boards of certain underlying funds have authorized investment in certain restricted securities where such investment is consistent with the fund's investment goals and have authorized such securities to be considered liquid to the extent the investment manager determines that there is a liquid institutional or other market for such securities. The fund boards will review periodically any determination by the investment manager to treat a restricted security as liquid, including the investment manager's assessment of current trading activity and the availability of reliable price information. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If an underlying fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the fund from receiving the value at which the securities are carried on the books of the fund at the time of the sale. Alternatively, the investment manager may sell unrestricted securities it might have retained if the underlying fund had only held unrestricted securities.

RULE 144A SECURITIES. In addition to other privately placed unregistered securities, certain underlying funds may invest in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 (144A securities). 144A securities are restricted, which generally means that a legend has been placed on the share certificates representing the securities which states that the securities were not registered with the SEC when they were initially sold and may not be resold except under certain circumstances. In spite of the legend, certain securities may be sold to other institutional buyers provided that the conditions of Rule 144A are met. In the event that there is an active secondary institutional market for 144A securities, the 144A securities may be treated as liquid. As permitted by the federal securities laws, the board of trustees has adopted procedures in accordance with Rule 144A which govern when specific 144A securities held by the underlying funds may be deemed to be liquid. Due to changing markets or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale.

INVESTMENT COMPANY SECURITIES Some of the underlying funds may invest in other investment companies to the extent permitted by the 1940 Act and exemptions thereto. To the extent that an underlying fund invests in an investment company, there may be duplication of advisory and other fees.

LOANS OF PORTFOLIO SECURITIES To generate additional income, each of the underlying funds may lend certain of its portfolio securities to qualified banks and broker-dealers. For each loan, the borrower must maintain with the fund's custodian collateral with an initial market value of at least 102% of the market value of the loaned securities.

Each underlying fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each underlying fund will loan its securities only to parties who meet creditworthiness standards approved by the Trust's board of trustees, i.e., banks or broker-dealers that the underlying fund's manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

REAL ESTATE INVESTMENT TRUST (REIT) INVESTMENTS An underlying fund's equity investments may include investments in shares issued by REITs. A REIT is a pooled investment vehicle which purchases primarily income-producing real estate or real estate related loans or other real estate related interests. The pooled vehicle, typically a trust, then issues shares whose value and investment performance are dependent upon the investment experience of the underlying real estate related investments.

An underlying fund's investments in real estate-related securities are subject to certain risks related to the real estate industry in general. These risks include, among others: changes in general and local economic conditions; possible declines in the value of real estate; the possible lack of availability of money for loans to purchase real estate; overbuilding in particular areas; prolonged vacancies in rental properties; property taxes; changes in tax laws relating to dividends and laws related to the use of real estate in certain areas; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; the costs associated with damage to real estate resulting from floods, earthquakes or other material disasters not covered by insurance; and limitations on, and variations in, rents and changes in interest rates.

SECURITIES OF REORGANIZING COMPANIES AND COMPANIES SUBJECT TO TENDER OR EXCHANGE OFFERS Certain underlying funds also seek to invest in the securities of Reorganizing Companies, or of companies as to which there exist outstanding tender or exchange offers. The underlying fund may from time to time participate in such tender or exchange offers. A tender offer is an offer by the company itself or by another company or person to purchase a company's securities at a higher (or lower) price than the market value for such securities. An exchange offer is an offer by the company or by another company or person to the holders of the company's securities to exchange those securities for different securities. Although there are no restrictions limiting the extent to which certain underlying funds may invest in Reorganizing Companies, no underlying fund presently anticipates committing more than 50% of its assets to such investments. In addition to typical equity and debt investments, the underlying fund's investments in Reorganizing Companies may include Indebtedness, Participations and Trade Claims, as further described herein.

REPURCHASE AGREEMENTS The underlying funds generally will have a portion of their assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the underlying funds may enter into repurchase agreements. Under a repurchase agreement, the fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the fund's ability to sell the underlying securities. The fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

SHORT-SELLING In a short sale, the underlying fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security, and the fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund is required to pay in connection with the short sale.

In addition to the short sales discussed above, certain of the underlying funds may also make short sales "against the box." A short sale is "against the box" to the extent that the fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

Until an underlying fund replaces a borrowed stock, the fund will designate liquid assets it owns as segregated assets on the books of the broker and/or its custodian in an amount equal to its obligation to purchase the stock sold short, as required by law. The amount segregated in this manner will be increased or decreased each business day to equal the change in market value of the fund's obligation to purchase the stock sold short. If the lending broker requires an underlying fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the stock sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the fund is required to segregate to cover the short sale obligation. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The manager and the funds believe that short sale obligations that are covered, either by an offsetting asset or right (acquiring the stock sold short or having an option to purchase the stock sold short at a exercise price that covers the obligation), or by an underlying fund's segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to an underlying fund's borrowing restrictions. An underlying fund is also required to repay the lender of the stock any dividends or interest that accrue on the stock during the period of the loan. Depending on the arrangements made with the broker or custodian, an underlying fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

The managers of the underlying funds have adopted short sale procedures to prevent the short sale of a security by the fund where another client of the manager also holds that security. The procedures prohibit the execution of short sales by the fund when there are open buy or sell orders or current long portfolio holdings in the same security or economic equivalent (e.g., a bond convertible into common stock) on the same trading desk on which the manager places trades or in the portfolios of other accounts managed by the manager. In addition, the procedures prohibit the execution of purchases and sales when there are open short sale orders in the same security on the same trading desk on which the manager places trades.

TEMPORARY INVESTMENTS When an underlying fund's manager believes market or economic conditions are unfavorable for investors, the manager of the underlying fund may invest up to 100% of the underlying fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the underlying fund normally invests, or economies of the states or countries where the underlying fund invests.

Temporary defensive investments generally may include short-term U.S. government securities, money market fund shares, high-grade commercial paper, bank obligations, repurchase agreements and other money market instruments. To the extent allowed by exemptions granted under the 1940 Act and the Fund's other investment policies and restrictions, the Fund may invest its assets in shares of one or more money market funds managed by the administrator's affiliates, or the underlying funds may invest in such affiliated money market funds, in which case there may be duplication of fees and other expenses to the Fund. The managers of the underlying funds also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

POLICIES AND PROCEDURES REGARDING THE RELEASE OF PORTFOLIO HOLDINGS The Trust's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable U.S. registered fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Trust's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Trust's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Funds.

Consistent with current law, the Funds release complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of each Fund's portfolio holdings is released 30 calendar days after the end of each calendar quarter. Other descriptive information, such as each Fund's top 10 holdings, industry weightings and geographic weightings, may be released monthly, no sooner than 5 days after the end of each month. Released portfolio holdings information can be viewed on franklintempleton.com.

To the extent that this policy would require the release of portfolio holdings information regarding a particular portfolio holding for a fund, the portfolio manager for the fund may request that the holding be withheld from the portfolio holdings information if the holding is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate due to liquidity and other market considerations, in each case as determined by the portfolio manager in consultation with the head of Global Investment Adviser Compliance (or his/her designee).

Exceptions to the portfolio holdings release policy described above will be made only when: (1) a fund has a legitimate business purpose for releasing portfolio holdings information to selected third parties in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Trust's fiduciary duties. The determination of whether a fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the fund's manager's and its Chief Compliance Officer or his/her designee, following a request submitted in writing. The Chief Compliance Officer will report to the board of trustees on exceptions granted to the policy, along with an explanation of the legitimate business purpose that is served as a result of the exception.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators, including rating agencies, fund rating/ranking services and other data providers; service providers to the Trust; shareholders of a fund to whom such fund has determined to process a redemption request in-kind based upon a determination by the Fund's portfolio manager and the Trust's Chief Compliance Officer (or his/her designee) that such redemption in-kind is in the best interests of the redeeming fund and its remaining shareholders; provided, however, that the portfolio holdings information so released in advance of the actual delivery of the redemption proceeds is limited to only that information reasonably necessary to allow the shareholder to prepare for receipt of the in-kind redemption proceeds; municipal securities brokers using the Investor Tools product; and certain entities approved by the Trust's Chief Compliance Officer (or his/her designee) on a case-by-case basis, in limited circumstances, including where the release of such information is required by foreign law or regulation (in these situations, the recipient will be requested to execute a non-disclosure agreement.

The specific entities to whom the Trust may provide portfolio holdings in advance of their release to the general public are:

o     Bloomberg, Capital Access, CDA (Thomson Financial), FactSet,
      Fidelity Advisors, Lipper, Inc., Morningstar, Standard and Poor's, Vestek, and Fidelity Management Company, all of whom may receive portfolio holdings information 15 days after the quarter end;

o Service providers to the Trust that receive portfolio holdings information from time to time in advance of general release in the course of performing or to enable them to perform services for the Trust, including: CUSTODIAN BANK:
      Bank of New York or JPMorgan Chase Bank; INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: PricewaterhouseCoopers, LLP; OUTSIDE FUND LEGAL COUNSEL: Stradley Ronon Stevens & Young, LLP and Jorden Burt LLP ; INDEPENDENT DIRECTORS'/TRUSTEES' COUNSEL: Bleakley, Platt & Schmidt,
      LLP; and/or Wolf, Block, Schorr & Solis-Cohen, LLP; PROXY VOTING SERVICES: Glass, Lewis & Co. and Institutional Shareholder Services; BROKERAGE ANALYTICAL SERVICES: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; FINANCIAL
      PRINTERS: RR Donnelley & Sons Company or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

o The recipient agrees to keep confidential any portfolio holdings information received until such information either is released to the public or the release is otherwise approved by the head of Global Compliance (or his/her designee) or the Trust's Chief Compliance Officer (or his/her designee);
o The recipient agrees not to trade on the non-public information received; and
o The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton Investments.

In no case does the Trust receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

Several investment managers within Franklin Templeton Investments (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. The release of portfolio holdings information for such offshore funds is excluded from the Trust's portfolio holdings release policy if such information is given to offshore banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Because such offshore funds may from time to time invest in securities substantially similar to those of the Funds, there is the risk that such portfolio holdings information may be used to trade inappropriately against the Trust. To mitigate such risks, such information may only be disclosed for portfolio analytic purposes, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager agrees to maintain such information as confidential, including limiting the dissemination of such information within its organization, and not to trade in any shares of any U.S. registered Franklin or Templeton fund, including the Funds.

In addition, some F-T Managers serve as investment managers to various bank commingled trusts maintained by a Franklin Templeton Investments trust company, to various Canadian institutional pooled funds, to separate accounts, and as sub-advisers to other mutual funds not within the Franklin Templeton Investments fund complex. Such trusts, pooled funds, accounts and other funds (collectively, "other accounts") are not subject to the Trust's portfolio holdings release policy. However, in some instances the portfolio holdings of such other accounts may be similar to and, in certain cases, nearly identical to those of a Franklin Templeton mutual fund, including the Trust. In the case of bank commingled trusts and Canadian institutional pooled funds, to mitigate risks that such portfolio holdings information may be used to trade inappropriately against a mutual fund, the recipient of such portfolio holdings information will be required to execute a non-disclosure agreement similar to the one described above for offshore funds. With respect to the other mutual funds not within the Franklin Templeton Investments fund complex, the sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Funds discloses their portfolio holdings.

The Trust's portfolio holdings release policy and all subsequent amendments has been reviewed and approved by the board of trustees and any other material amendments shall also be reviewed and approved by the board. The investment managers' compliance staff conduct periodic reviews of compliance with the policy and provide at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment managers' compliance staff also will report to the board on exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Trust that is served as a result of the exception.

OFFICERS AND TRUSTEES
-------------------------------------------------------------------

The Trust has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the underlying funds' day-to-day operations. The board also monitors the Fund to ensure that no material conflicts exist among share classes, among different insurance companies or between owners of variable annuity and variable life insurance contracts. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below:

INDEPENDENT BOARD MEMBERS
-----------------------------------------------------------------
                                  NUMBER
                                  OF
                                  PORTFOLIOS
                                  IN FUND
                                  COMPLEX
NAME, YEAR               LENGTH   OVERSEEN        OTHER
OF BIRTH AND             OF TIME  BY BOARD    DIRECTORSHIPS
ADDRESS        POSITION  SERVED   MEMBER*         HELD
-----------------------------------------------------------------
Harris J.     Trustee      Since     142       Director, Bar-S
Ashton (1932)              1988                Foods (meat
One Franklin                                   packing company).
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------
Robert F.     Trustee      Since     57        None
Carlson                    1998
(1928)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board,
Blue  Shield  of  California;  and  Chief  Counsel,   California  Department  of
Transportation.
-----------------------------------------------------------------
Edith E.      Trustee      Since     143       Director, Hess
Holiday                    2005                Corporation
(1952)                                         (formerly
One Franklin                                   Amerada Hess
Parkway                                        Corporation)
San Mateo,                                     (exploration and
CA 94403-1906                                  refining of oil
                                               and gas), H.J.
                                               Heinz Company
                                               (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad) and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------
Frank W.T.    Trustee      Since     116       Director, Center
LaHaye (1929)              1988                for Creative
One Franklin                                   Land Recycling
Parkway                                        (redevelopment).
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------
Frank A.      Trustee      Since     103       Director, Hess
Olson (1932)               2005                Corporation
One Franklin                                   (formerly
Parkway San                                    Amerada Hess
Mateo, CA                                      Corporation)
94403-1906                                     (exploration and
                                               refining of oil
                                               and gas) and
                                               Sentient Jet
                                               (private jet
                                               service); and
                                               FORMERLY, Director,
                                               Becton Dickinson
                                               and Company
                                               (medical technology),
                                               Cooper Industries, Inc.
                                               (electrical products
                                               and tools and hardware),
                                               Health Net, Inc.
                                               (formerly
                                               Foundation Health)
                                               (integrated
                                               managed care),
                                               The Hertz
                                               Corporation (car rental),
                                               Pacific Southwest
                                               Airlines, The RCA
                                               Corporation, Unicom
                                               (formerly Commonwealth
                                               Edison), UAL
                                               Corporation (airlines)
                                               and White
                                               Mountains Insurance
                                               Group, Ltd.
                                               (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
-----------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------------------------------
                                   NUMBER
                                  OF
                                  PORTFOLIOS
                                  IN FUND
                                  COMPLEX
NAME, YEAR               LENGTH   OVERSEEN        OTHER
OF BIRTH AND             OF TIME  BY BOARD    DIRECTORSHIPS
ADDRESS        POSITION  SERVED   MEMBER*         HELD
-----------------------------------------------------------------
**Charles B.  Trustee and  Since     142       None
Johnson       Chairman of  1988
(1933)        the Board
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
**Rupert H.   Trustee,     Trustee   126       None
Johnson, Jr.  President    since
(1940)        and Chief    1988 and
One Franklin  Executive    President
Parkway       Officer      and
San Mateo,    -Investment  Chief
CA 94403-1906 Management   Executive
                           Officer
                           -
                           Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
James M.      Chief        Chief      Not               Not
Davis         Compliance   Compliance Applicable        Applicable
(1952)        Officer and  Officer
One Franklin  Vice         since
Parkway       President -  2004 and
San Mateo,    AML          Vice
CA 94403-1906 Compliance   President
                           - AML
                           Compliance
                           since
                           February
                           2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment
companies  in  Franklin  Templeton  Investments;   and  FORMERLY,   Director  of
Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------
Laura         Treasurer    Since     Not                Not
Fergerson                  2004      Applicable         Applicable
(1962)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 30 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------
Jimmy D.      Senior Vice   Since     Not               Not
Gambill       President     2002      Applicable        Applicable
(1947)        and Chief
500 East      Executive
Broward       Officer
Blvd.         -Finance and
Suite 2100    Administration
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
David P.      Vice         Since     Not                Not
Goss (1947)   President    2000      Applicable         Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Barbara J.    Vice         Since     Not                Not
Green (1947)  President    2000      Applicable         Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------
Karen L.      Vice         Vice      Not                Not
Skidmore      President    President Applicable         Applicable
(1952)        and          since
One Franklin  Secretary    February
Parkway                    2006
San Mateo,                 Secretary
CA 94403-1906              since
                           April
                           2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and officer of 30 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Craig S.      Vice         Since     Not                Not
Tyle (1960)   President    2005      Applicable         Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
-----------------------------------------------------------------
Galen G.      Chief        Since     Not                Not
Vetter (1951) Financial    2004      Applicable         Applicable
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
-----------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's investment managers and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.
Note 2: Prior to May 1, 2007, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

The Trust pays independent board members $2,380 per quarter plus $670 per meeting attended. Independent board members also received a flat fee of $5,000 per year as a general retainer, a portion of is which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Frank W.T. LaHaye who serves as chairman of the Audit Committee of the Trust and certain other funds in Franklin Templeton Investments receives an additional fee of $20,000 per year, a portion of which is allocated to the Trust. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. independent board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to certain independent board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to board members who serve on other boards within Franklin Templeton Investments. The following table provides the total fees paid to independent board members by the Trust and by Franklin Templeton Investments.

 -------------------------------------------------------------------
                                                             NUMBER OF
                                                             BOARDS IN
                                             TOTAL FEES      FRANKLIN
                                             RECEIVED FROM   TEMPLETON
                             TOTAL FEES      FRANKLIN        INVESTMENTS
                             RECEIVED FROM   TEMPLETON       ON WHICH
                             THE TRUST       INVESTMENTS     EACH
 NAME                        ($)(1)          ($)(2)          SERVES(3)
 -------------------------------------------------------------------
 Harris J. Ashton             12,639         409,510         41
 --------------------------
 Robert R. Carlson           19,431-         132,523         14
 --------------------------
 S. Joseph Fortunato(4)        8,571         292,948         N/A
 --------------------------
 Edith E. Holiday             13,946         422,501         42
 --------------------------
 Frank W.T. LaHaye            19,086         225,560         25
 --------------------------
 Gordon S. Macklin(5)          9,604         302,820         N/A
 --------------------------
 Frank A. Olson               16,554         373,818         29
 -------------------------------------------------------------------

1. For the fiscal year ended December 31, 2006.
2. For the calendar year ended December 31, 2006.
3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.
4. Mr. Fortunato retired from the board of trustees effective September 5, 2006.
5. Mr. Macklin retired from the board of trustees effective September 12, 2006..

Independent board members are reimbursed for expenses incurred in connection with attending board meetings and are paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Funds or other funds in Franklin Templeton Investments. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

BOARD MEMBERS BENEFICIAL OWNERSHIP The following tables provide the dollar range of equity securities beneficially owned by the board members on December 31, 2006.


INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------

                                                AGGREGATE DOLLAR RANGE
                                                OF EQUITY SECURITIES
                                                IN ALL FUNDS OVERSEEN
                        DOLLAR RANGE OF EQUITY  BY THE BOARD MEMBER IN
                        SECURITIES IN EACH      THE FRANKLIN TEMPLETON
NAME OF BOARD MEMBER    FUND                    FUND COMPLEX
-----------------------------------------------------------------------
Harris J. Ashton                 None               Over $100,000
------------------------
Robert F. Carlson                None               Over $100,000
------------------------
Edith E. Holiday                 None               Over $100,000
------------------------
Frank W.T. LaHaye                None               Over $100,000
------------------------
Frank A. Olson                   None               Over $100,000
-----------------------------------------------------------------------

INTERESTED BOARD MEMBERS


-----------------------------------------------------------------------
                                                     AGGREGATE DOLLAR
                                                     RANGE OF EQUITY
                                                     SECURITIES IN ALL
                                                     FUNDS OVERSEEN BY
                                                     THE BOARD MEMBER
                                                     IN THE FRANKLIN
                         DOLLAR RANGE OF EQUITY      TEMPLETON FUND
NAME OF BOARD MEMBER     SECURITIES IN EACH FUND     COMPLEX
-----------------------------------------------------------------------
Charles B. Johnson                None                Over $100,000
-----------------------
Rupert H. Johnson, Jr.            None                Over $100,000
-----------------------------------------------------------------------

BOARD COMMITTEES   The board maintains two standing committees:
the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The following Independent
Trustees of the Trust comprise the Audit Committee: Robert F. Carlson, Edith E. Holiday and Frank W.T. La Haye, Chairperson. The following Independent Trustees comprise the Nominating
Committee: Harris J. Ashton, Robert F. Carlson, Edith E. Holiday, Frank W.T. LaHaye and Frank A. Olson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board member by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by "Qualifying Fund Shareholders" (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices at P.O. Box 997151, Sacramento, CA 95899-9983 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the twenty-four month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation;
(b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an "interested person" of the Trust, as defined in the 1940 Act; and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

During the fiscal year ended December 31, 2006, The Audit Committee met five times, and the Nominating Committee met eight times.

FAIR VALUATION AND LIQUIDITY
-------------------------------------------------------------------

The board of trustees has delegated to the underlying funds' managers the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the funds and that the required level of liquidity is maintained. The managers have formed a Valuation & Liquidity Oversight Committee
(VLOC) to oversee these obligations. The VLOC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VLOC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VLOC provides regular reports that document its activities to the board of trustees for its review and approval of pricing determinations at scheduled meetings. VLOC meeting minutes are regularly submitted to the board of trustees for their review.

The Trust's policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The managers' compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

PROXY VOTING POLICIES AND PROCEDURES
-------------------------------------------------------------------


The board of trustees on behalf of the underlying funds has delegated the authority to vote proxies related to the portfolio securities held by each of the underlying funds to each fund's manager in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by such manager.

The managers have delegated their administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the managers' instructions and/or policies.

To assist it in analyzing proxies, the managers subscribe to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the managers subscribe to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the managers do not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the managers' ultimate decision. The managers vote proxies solely in the interests of the funds and their shareholders. As a matter of policy, the officers, directors/trustees and employees of the underlying funds, the managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the fund and their shareholders. Efforts are made to resolve all conflicts in the interests of the managers' clients. In situations where the managers perceive a material conflict of interest, the managers may: disclose the conflict to the underlying funds' board of trustees; defer to the voting recommendation of the board of trustees, ISS, Glass Lewis or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the fund and their shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGERS' PROXY VOTING POLICIES AND PRINCIPLES The managers of the underlying funds have adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the managers cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The managers of the underlying funds support an independent board of directors, and prefer that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The managers will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The managers may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the managers will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

RATIFICATION OF AUDITORS OF PORTFOLIO COMPANIES. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the managers will examine proposals relating to non-audit relationships and non-audit fees. The managers will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

MANAGEMENT AND DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The managers of the underlying funds evaluate plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The managers will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The managers will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the managers of the underlying funds will generally oppose "golden parachutes" that are considered to be excessive. The managers will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The managers will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The managers of the underlying funds generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the managers may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the funds or their shareholders' interests. The managers generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The managers will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The managers generally opposes any supermajority voting requirements as well as the payment of "greenmail." The managers generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The managers of the underlying funds will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The managers will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The managers will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The managers will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The managers will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the fund and their shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the managers must be more flexible in these instances and must be mindful of the varied market practices of each region.

The managers will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the managers cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the managers may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the managers may abstain from voting under certain circumstances or vote against items such as "Other Business" when the managers are not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954-527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov and reflect the twelve-month period beginning July 1, 2005, and ending June 30, 2006.

ADMINISTRATION AND OTHER SERVICES
-------------------------------------------------------------------

PORTFOLIO MANAGER This section reflects information about the portfolio manager as of December 31, 2006. Tony Coffey, a portfolio manager of Franklin Advisers, Inc., (Advisers), a registered investment adviser and affiliate of FT Services, LLC (FT Services), the Fund's administrator, oversees the rebalancing process on behalf of FT Services.

The following table shows the number of other accounts managed by Mr. Coffey and the total assets in the accounts managed within each category:

                                        ASSETS              ASSETS
                                        OF OTHER            OF
        NUMBER    REGISTERED NUMBER     OTHER               ASSETS
        OF        INVESTMENT OF         POOLED              OF
        OTHER     COMPANIES  OTHER      INVESTMENT NUMBER   OTHER
        REGISTERE MANAGED    POOLED     VEHICLES   OF       ACCOUNTS
        INVESTMEN (X $1      INVESTMENT MANAGED    OTHER    MANAGED
NAME    COMPANIES MILLION)   VEHICLES   (X $1      ACCOUNTS (X $1
        MANAGED(1)           MANAGED    (1MILLION) MANAGED  (1MILLION)
--------------------------------------------------------------------
T. Anthony    11     2,747.      4       9.9       9      1078.4
Coffey

1. The various pooled investment companies, vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managerlisted would not be solely responsible for managing such listed amounts.

Mr. Coffey may also provide portfolio management services to a variety of other investment companies in the Franklin Templeton Group. As a matter of policy, each investment company is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

CONFLICTS. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Advisers seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of a Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. Since the Fund invests in other funds in the Trust, they generally are not competing with other funds and accounts for investment opportunities. However, the portfolio manager may execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by an underlying fund, thus indirectly impacting the Fund. Securities selected for funds or accounts other than the underlying fund may outperform the securities selected for an underlying fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, an underlying fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts. Advisers does not receive a fee for the allocation services it offers to the Fund. However, the structure of the portfolio manager's compensation may give rise to potential conflicts of interest. The portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest. Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION. Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. The portfolio manager receives a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. The portfolio manager is provided no financial incentive to favor one fund or account over another. The portfolio manager's compensation consists of the following three elements:

      BASE SALARY The portfolio manager is paid a base salary.

      ANNUAL BONUS Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Funds, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

o INVESTMENT PERFORMANCE Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

o NON-INVESTMENT PERFORMANCE The more qualitative contributions of the portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

o RESPONSIBILITIES The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION The portfolio manager may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

The portfolio manager also participates in benefit plans and programs available generally to all employees of the manager.

OWNERSHIP OF FUND SHARES. The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio manager as of December 31, 2005 (such amounts may change from time to time):

 ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, LLC (FT Services) provides certain administrative services and facilities for the Fund. The administrative services provided by FT Services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services may make certain payments out of its own resources to insurance companies for assuming or assisting with providing administrative services and other services that are not generally direct contractual responsibilities of FT Services, although beneficial to the Trust. In the standard agreements currently entered into by FT Services, such payments can range between 0.05% and 0.20%, as an annual rate, of a Fund's average daily net assets, depending on a number of factors. The payments may be more fully described in the prospectuses for the contracts provided by the insurance companies. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the underlying funds' managers and principal underwriter. Unrelated forms of compensation paid to insurance companies and their affiliates by other Resources entities are described below, under "The Underwriter."

SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin Templeton Investor Services, LLC (Investor Services) is the Funds' shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Under the terms of its servicing contract with the Funds, Investor Services may receive a fee for servicing Fund shareholder accounts. The Funds also will reimburse Investor Services for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

CUSTODIAN Investor Services, as the transfer agent for the underlying funds, effectively acts as the Fund's custodian and holds the Fund's shares of the underlying funds on its books. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Fund's cash, pending investment in shares of the underlying funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004 is the Trust's independent registered public accounting firm. The Independent Registered Public Accounting Firm audits the financial statements included in the Trust's Annual Report to Shareholders.

RESEARCH SERVICES The managers may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the funds. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------

Orders for the purchase and sale of shares of the underlying funds will be placed directly with Franklin Templeton Distributors, Inc. (Distributors), which also acts as principal underwriter for shares of the underlying funds.

The underlying funds' managers select brokers and dealers to execute the funds' portfolio transactions in accordance with criteria set forth in their management agreements and any directions that the board may give.

When placing a portfolio transaction, the trading department of the underlying funds seeks to obtain "best execution" - the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the funds and their other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the underlying funds' managers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The managers may also place orders to buy and sell equity securities on a principal rather than agency basis if they believe that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The underlying funds' managers may cause the funds to pay certain brokers commissions that are higher than those another broker may charge, if the managers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the underlying funds' managers' overall responsibilities to client accounts over which they exercise investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the managers may use soft dollars to acquire both proprietary and third party research.

The research services that brokers may provide to the managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the underlying funds' managers in carrying out their investment advisory responsibilities. These services may not always directly benefit the funds. They must, however, be of value to the underlying funds' managers in carrying out their overall responsibilities to their clients.

It is not possible to place an accurate dollar value on the special execution or on the research services the underlying funds' managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the underlying funds' managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the underlying funds managers' research activities in providing investment advice to the funds.

As long as it is lawful and appropriate to do so, the underlying funds' managers and their affiliates may use this research and data in their investment advisory capacities with other clients.

Because Distributors is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the underlying funds tender portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the underlying funds, any portfolio securities tendered by the underlying funds will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fees payable to the underlying funds' managers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the underlying funds and one or more other investment companies or clients supervised by an underlying fund's manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the fund's manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the underlying funds are concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the underlying funds.

DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------

The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees applicable to each class.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes. The Fund intends to comply with the additional requirements of
Section 817(h) of the Code, relating to diversification of its assets, to make it possible that variable insurance contract holders that have chosen the Fund as an investment option under their contracts will not be subject to federal income tax on distributions made by the Fund before they receive payments under the variable insurance contracts. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

TAX CONSIDERATIONS Insurance company separate accounts invest in shares of either class of the Fund and in turn offer variable annuity and variable life insurance products to investors through insurance contracts. Because the insurance company separate accounts are generally the shareholders in the Fund, all of the tax characteristics of the Fund's investments flow into the separate accounts and not to each individual contract owner. The tax consequences from each contract owner's investment in a variable annuity or variable life insurance contract will depend upon the provisions of these contracts, and contract owners should consult with their contract prospectus for more information on these tax consequences.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
-------------------------------------------------------------------

The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware statutory trust on October 18, 2006, and is registered with the SEC.

The Fund currently offers two classes of shares, Class 1 and Class 2. The Fund may offer additional classes in the future. The full title of each class is:

      Franklin Templeton VIP Founding Funds Allocation Fund - Class 1 Franklin Templeton VIP Founding Funds Allocation Fund - Class 2

Shares of each class of the Fund represent proportionate interests in the Fund's assets and are identical except that the Fund's Class 2 will bear the expense of the Class 2 distribution plan. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law.

The Fund offers other series not included in this SAI. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has non-cumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

Fund classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.

Shareholders will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, shareholders do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares.

As of the date of this SAI, there were no shareholders of record for the Fund.

-------------------------------------------------------------------
THE UNDERWRITER

Distributors acts as the principal underwriter in the continuous public offering of the Trust's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares, except to the extent these expenses are borne by the insurance companies. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of preparing and sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under Class 2 Rule 12b-1 plan as described below. Except as noted below, Distributors does not receive compensation from the Trust for acting as underwriter.

DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a plan pursuant to Rule 12b-1 for Class 2 shares. Under the Fund's Class 2 plan, the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 2 shares. The board, however, has set the current rate at 0.25% per year.

The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the Fund has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays Distributors, the insurance companies or others to assist in the promotion and distribution of Class 2 shares, or variable contracts offering Class 2 shares. Payments made under the plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution-related expenses, including a prorated portion of Distributors' or the insurance companies' overhead expenses attributable to the distribution of these variable contracts or shares of the Fund. Payments made under the plans may also be used to pay insurance companies, dealers or others for, among other things, furnishing personal services and maintaining customer accounts and records, or as service fees as defined under NASD rules. Together, these expenses, including the service fees, are "eligible expenses."

Agreements for the payment of fees to the insurance companies or others shall be in a form which has been approved from time to time by the board, including the non-interested board members.

Distributors must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

DEALER COMPENSATION In addition to the payments above, Distributors and/or its affiliates may make the following payments out of its own assets to certain dealers who sell shares of Franklin Templeton funds, or participate in the offering of variable insurance products that invest in the Trust ("VIP Qualifying Dealers"):

MARKETING SUPPORT PAYMENTS. Distributors may make payments to VIP Qualifying Dealers. A VIP Qualifying Dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the VIP Qualifying Dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates VIP Qualifying Dealers differently depending upon, among other factors, whether the VIP Qualifying Dealer is directly selling Franklin Templeton funds, or participating in the offering of variable insurance products that invest in the Trust, sales and asset levels, redemption rates and the level and/or type of marketing and educational activities provided by the VIP Qualifying Dealer.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may provide additional compensation to VIP Qualifying Dealers which sell or arrange for the direct or indirect sale of shares of Franklin Templeton funds. Such compensation may include financial assistance to VIP Qualifying Dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as NASD. Distributors makes payments for events it deems appropriate, subject to Distributors' guidelines and applicable law.

You can ask your insurance company and VIP Qualifying Dealer for information about any payments they receive from Distributors and any services provided. Additional disclosure may be included in the insurance contract prospectus.

REDEMPTIONS IN-KIND The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

PERFORMANCE
-------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Funds to compute or express performance follows.

For share classes offered to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes should be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus that accompanies the Trust prospectus. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Because the Fund is new, it has no performance history and thus no performance quotations have been provided.

AVERAGE ANNUAL TOTAL RETURN The average annual total return for the Fund will be determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does NOT however, include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, performance would be lower. The following SEC formula will be used to calculate these figures:


                                       n
                                 P(1+T) = ERV

where:

P   = a hypothetical initial payment of $1,000

T   = average annual total return

n   = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, the cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does NOT however, include any fees or sales charges imposed by the variable insurance contract for which the Fund's shares are investment options. If they were included, performance would be lower. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return.

VOLATILITY Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

MISCELLANEOUS INFORMATION
-------------------------------------------------------------------

The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services over 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has $561 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts, as of January 31, 2007. Franklin Templeton Investments offers 110 U.S. based open-end investment companies to the public. Each Fund may identify itself by its Nasdaq symbol or CUSIP number.

FUND SIMILARITY The investment objectives and policies of the Fund are similar but not identical to those of the public Franklin Templeton fund: Franklin Templeton Founding Funds Allocation Fund. Because of differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts, the investment performance of the Fund will differ from the performance of the corresponding Franklin Templeton fund.

DESCRIPTION OF RATINGS OF CORPORATE OBLIGATIONS, MUNICIPAL BONDS,
MUNICIPAL NOTES, AND SHORT-TERM DEBT  RATINGS
-------------------------------------------------------------------

CORPORATE OBLIGATIONS RATINGS

MOODY'S INVESTORS SERVICE (MOODY'S)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.
Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Below investment grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk. Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a rankin in the lower end of that generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P)

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment grade

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below investment grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of the adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

MUNICIPAL BOND RATINGS

MOODY'S

Municipal Ratings are the opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody's municipal long-term rating scale differs from Moody's general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

Investment grade

Aaa: Issues or issuers rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Aa: Issues or issuers rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

A: Issues or issuers rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Baa: Issues or issuers rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Below investment grade

Ba: Issues or issuers rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

B: Issues or issuers rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Caa: Issues or issuers rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Ca: Issues or issuers rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

C: Issues or issuers demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issues or issuers.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue or issuer ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue or issuer ranks in the lower end of its generic rating category.

S&P

Investment grade

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than an obligation in the higher rating categories. However, the obligor's capacity to meet its financial commitment is considered still strong.

BBB: An obligation rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below investment grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are continuing.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on the obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr: The designation "pr" indicates that the rating is provisional. Such a rating assumes the successful completion of the project financed by the debt being rated and also indicates that payment of the debt service is largely or entirely dependent upon the successful and timely completion of the project. This rating addresses credit quality subsequent to the completion of the project, but makes no comment on the likelihood of or the risk of default upon failure of such completion.

FITCH RATINGS (FITCH)

Investment grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable future developments.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Below investment grade

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

Plus (+) or minus (-) signs may be appended to a rating to denote relative status within major rating categories. Plus or minus signs are not used with the AAA, CC, C, DDD, DD or D categories.

MUNICIPAL NOTES RATINGS

MOODY'S

Moody's ratings for municipal short-term investment grade obligations are designated Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation. Symbols used will be as follows:

Investment grade

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

Below investment grade

SG: This designation denotes speculative-grade credit quality.
Debt instruments in this category may lack sufficient margins of protection.

S&P

New municipal note issues due in three years or less, will usually be assigned the ratings below. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a strong capacity to pay principal and interest. Issues determined to possess a very strong capacity to pay debt service are given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

SP-3: Issues carrying this designation have a speculative capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P


S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

Fitch's short-term ratings apply to debt obligations that have a time horizon of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as for issues in the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable economic and business environment.

D: Default. Actual or imminent payment default.























              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                         File Nos. 33-23493 & 811-05583

                                    FORM N-1A
                                     PART C
                                Other Information

Item 23.   Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)             Declaration of Trust

(i) Agreement and Declaration of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust

(ii) Certificate of Trust of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, dated October 18, 2006

(b)             By-Laws.

(i) By-Laws of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, effective as of October 18, 2006

(c)             Instruments Defining Rights Of Security Holders

                Not Applicable

(d)             Investment Advisory Contracts.

(i) Management Agreement between the Fund and Franklin Advisers, Inc., dated January 24, 1989
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 18, 1995

(ii) Addendum to Investment Management Agreement, dated March 14, 1989 Filing: Post-Effective Amendment No. 16 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 18, 1995

(iii) Management Agreement between the Fund, on behalf of Franklin Rising Dividends Fund, and Franklin Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(iv) Investment Management Agreement between the Fund, on behalf of Templeton Global Growth, and Templeton, Galbraith & Hansberger Ltd., dated March 15, 1994
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 18, 1995

(v) Investment Advisory Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Templeton Investment Counsel, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(vi) Sub-Advisory Agreement between Templeton Investment Counsel, LLC, on behalf of Templeton Asset Strategy Fund, and Franklin Advisers, Inc., dated as of July 19, 2001
                Filing:Post Effective Amendment No. 35 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2002

(vii) Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Templeton Asset Management, Ltd., dated as of May 1, 2000
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 2000

(viii) Management Agreement between the Fund, on behalf of Capital Growth Fund, and Franklin Advisers, Inc., dated January 18, 1996
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 14, 1996

(ix) Sub-Advisory Agreement between Templeton Global Advisors Limited, on behalf of Templeton Growth Securities Fund, and Templeton Asset Management Limited, dated as of December 31, 2001 Post Effective Amendment No. 35 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2002

(x) Amendment to Management Agreement between the Fund and Franklin Advisers, Inc., dated August 1, 1995
                Filing: Post-Effective Amendment No. 20 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 30, 1996

(xi) Management Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc., dated October 18, 1996
                Filing: Post-Effective Amendment No. 22 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: February 28, 1997

(xii) Management Agreement between the Fund, on behalf of Franklin Value Securities Fund, and Franklin Advisory Services, LLC, dated April 1, 1999
                Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(xiii) Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated as of May 1, 2000
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  April 29, 2000

(xiv) Investment Advisory Agreement between the Fund, on behalf of Franklin Flex Cap Growth Securities Fund, and
                Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 41 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  December 15, 2004

(xv) Investment Advisory Agreement between the Fund, on behalf of Franklin Large Cap Value Securities Fund, and Franklin Advisory Services LLC
                Filing: Post-Effective Amendment No. 41 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  December 15, 2004

(xvi) Amendment to Investment Advisory Agreement, dated as of May 1, 2005, by and between Templeton Developing Markets Securities Fund, a series of the Fund, and Templeton Asset Management Ltd
                Filing: Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 2005

(xvii) Amendment to Investment Management Agreement, dated as of May 1, 2005, by and between Templeton Growth Securities Fund, a series of the Fund, and Templeton Global Advisors Ltd.
                Filing: Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 2005

(xviii) Amendment to Management Agreement, dated as of May 1, 2005, by and between Mutual Discovery Securities Fund, a series of the Fund, and Franklin Mutual Advisers, LLC.
                Filing:  Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  April 29, 2005

(xix) Sub-advisory Agreement between Franklin Mutual Adviser, LLC and Franklin Templeton Investment Management Limited made as of May 19, 2005, for services to Mutual Discovery Securities Fund, a series of the Fund.
                Filing:  Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  April 28, 2006

(xx) Sub-advisory Agreement between Templeton Global Advisors Limited and Franklin Templeton Investment Management Limited made as of November 16, 2005 for services to Templeton Foreign Securities Fund, a series of the Fund.
                Filing:  Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  April 28, 2006

(xxi) Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments Management Limited made as of November 16, 2005 for services to Templeton Global Asset Allocation Fund, a series of the Fund.
                Filing: Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on
                Form N-1A File No. 33-23493
                Filing Date: April 28, 2006


(e)             Underwriting Contracts.

(i) Distribution Agreement between the Fund and Franklin/Templeton Distributors, Inc.(1)

(f)             Bonus Or Profit Sharing Contracts.

                Not Applicable

(g)             Custodian Agreements.

(i) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 18, 1995

(ii) Custody Agreement between the Fund, on behalf of Templeton Developing Markets Equity Fund and Templeton Global Growth Fund, and The Chase Manhattan Bank, N.A., dated March 15, 1994
                Filing: Post-Effective Amendment No. 16 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 18, 1995

(iii) Master Custody Agreement between the Fund and Bank of New York, dated February 16, 1996
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996

(iv) Terminal Link Agreement between the Fund and Bank of New York, dated February 16, 1996.
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996

(v) Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A., dated April 1, 1996
                Filing: Post-Effective Amendment No. 23 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 1997

(vi) Amendment to Master Custody Agreement between the Fund and Bank of New York, dated April 1, 1996
                Filing: Post-Effective Amendment No. 23 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 1997

(vii)           Letter Agreement between the Fund and Bank of New York, dated
                April 22, 1996
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996

(viii) Custody Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and State Street Bank and Trust Company, dated November 8, 1996
                Filing: Post-Effective Amendment No. 23 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 1997

(ix) Global Custody Agreement, effective as of May 1, 2000, between The Chase Manhattan Bank, N.A. and the Fund
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  April 29, 2000

(x)             Master Custody Agreement, Exhibit A, revised December 15, 2005

(xi) Amendment dated May 16, 2001, to the Master Custody Agreement between the Fund and Bank of New York, dated February 16, 1996
                Filing: Post-Effective Amendment No. 30 to
                Registration Statement of Franklin Investors Securities Trust on Form N-1A
                File No. 33-11444
                Filing Date: December 20, 2001

(xii) Amended and Restated Foreign Custody Manager Agreement between the Fund and Bank of New York, dated as of May 16, 2001
                Filing: Post-Effective Amendment No. 30 to
                Registration Statement of Franklin Investors Securities Trust on Form N-1A
                File No. 33-11444
                Filing Date: December 20, 2001

(xiii) Amended Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Fund and Bank of New York
                Filing: Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 28, 2006

(xiv) Amended Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Fund and Bank of New York.
                Filing: Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  April 28, 2006

(h)             Other Material Contracts.

(i) Fund Administration Agreement between the Fund, on behalf of Templeton International Smaller Companies Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(ii) Fund Administration Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(iii) Fund Administration Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(iv) Fund Administration Agreement between the Fund, on behalf of Franklin Value Securities Fund and Franklin Templeton Services, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(v) Fund Administration Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(vi) Fund Administration Agreement between the Fund, on behalf of Franklin Small Cap Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(vii) Fund Administration Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(viii) Fund Administration Agreement between the Fund, on behalf of Templeton International Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 1, 2001

(ix) Administration Agreement between the Fund, on behalf of Franklin Flex Cap Growth Securities Fund, and Franklin Templeton Services, LLC
                Filing: Post-Effective Amendment No. 41 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: December 15, 2004

(x) Administration Agreement between the Fund, on behalf of Franklin Large Cap Value Securities Fund, and Franklin Templeton Services, LLC
                Filing:  Post-Effective Amendment No. 41 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  December 15, 2004

(xi) Administration Agreement between the Fund, on behalf of Franklin Templeton VIP Founding Funds Allocation Fund, and Franklin Templeton Services, LLC

(i)             Legal Opinion.

(i)             Legal Opinion, Securities Act of 1933, dated February 5, 1999
                Filing: Post Effective Amendment No. 27 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  February 25, 1999

(j) Other Opinions.

      N/A

(k) Omitted Financial Statements.

           Not Applicable

(l) Initial Capital Agreement.

(i)             Letter of Understanding dated April 11, 1995
                Filing:  Post-Effective Amendment No. 16 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: August 18, 1995

(ii)            Letter of Understanding dated September 12, 1995
                Filing: Post-Effective Amendment No. 17 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: October 27, 1996

(iii)           Letter of Understanding dated April 4, 1996
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 24, 1996

(iv)            Letter of Understanding dated October 21, 1996
                Filing: Post-Effective Amendment No. 21 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: October 31, 1996

(v)             Letter of Understanding dated April 23, 1998
                Filing:  Post-Effective Amendment No. 24 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 30, 1998

(m)    Rule 12b-1 Plan

(i) Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund
                Filing: Post Effective Amendment No.26
                File No. 33-23493
                Filing Date:  November 30, 1998

(ii) Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Strategic Income Securities Fund, dated as of May 1, 2000
                Filing: Post-Effective Amendment No. 33 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: April 29, 2000

(iii) Class 3 Distribution Plan pursuant to Rule 12b-1 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 30, 2004

(iv) Class 3 Distribution Plan pursuant to Rule 12b-1 for Templeton Global Income Securities Fund
                Filing: Post-Effective Amendment No. 43 to
                Registration Statement of Fund on Form N-1A.
                File No. 33-23493
                Filing Date:  December 30, 2004

(v) Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Templeton VIP Founding Funds Allocation Fund(1)

(n)             Rule 18F-3Plan.

(i)             Multiple Class Plan for all series of the Fund
                Filing: Post Effective Amendment No.26
                File No. 33-23493
                Filing Date:  November 30, 1998

(ii) Multiple Class Plan adopted on behalf of Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund
                Filing: Post-Effective Amendment No. 39 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date: March 30, 2004

(iii) Multiple Class Plan adopted on behalf of Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund
                Filing: Post-Effective Amendment No. 43 to
                Registration Statement of Fund on Form N-1A.
                File No. 33-23493
                Filing Date:  December 30, 2004

(iv) Multiple Class Plan adopted on behalf of Franklin Templeton VIP Founding Funds Allocation Fund(1)

(p)             Code of Ethics

(i)             Code of Ethics dated April 2005
                Filing:  Post-Effective Amendment No. 47 to
                Registration Statement of the Fund on Form N-1A
                File No. 33-23493
                Filing Date:  April 28, 2006

(q)             Power of Attorney

(i) Power of Attorney, dated as of October 17, 2006, for Franklin Templeton Variable Insurance Products Trust, a Massachusetts Business Trust

(ii) Power of Attorney, dated as of October 18, 2006, for Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust

---------------
Footnote:   1. To be filed by amendment


Item 24.        Persons Controlled by or Under Common Control with the Fund

                None

Item 25.        Indemnification

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser

(i) The officers and directors of the Fund's investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., (Advisers) the investment manager or sub-adviser of 14 of the Fund's series, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii) Templeton Investment Counsel, LLC, formerly Templeton Investment Counsel, Inc.

      Templeton Investment Counsel, LLC. (Investment Counsel), an indirect, wholly owned subsidiary of Resources, serves as adviser to Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of Investment Counsel and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(iii) Templeton Global Advisers Limited, formerly known as Templeton Galbraith and Hansberger Ltd.

      Templeton Global Advisers Limited (Templeton Nassau), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

(iv) Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore) Pte Ltd.

      Templeton Asset Management Ltd. (TAML), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Securities Fund and as sub-advisor to Templeton Growth Securities Fund, furnishing to the investment manager in that capacity portfolio management services and investment research. For information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of TAML and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(v)   Franklin Advisory Services, LLC, formerly Franklin Advisory Services, Inc.

      Franklin Advisory Services, LLC (Franklin New Jersey), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund and Franklin Large Cap Value Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(vi) Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc.

      Franklin Mutual Advisers, LLC (Mutual Advisers), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Discovery Securities Fund and Mutual Shares Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(vii) Franklin Templeton Investment Management Limited

      Franklin Templeton Investment Management Limited (Investment Management), serves as sub-advisor for three of the Fund's series. Investment Management is an indirect subsidiary of Templeton Worldwide, Inc. which is a subsidiary of Resources. For additional information please see Part B and Schedules A and D of Form ADV of Investment Management (SEC File 801-55170), incorporated herein by reference, which sets forth the officers and directors of Investment Management and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.   Principal Underwriters

 a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

        Franklin California Tax-Free Income Fund, Inc.
        Franklin California Tax-Free Trust
        Franklin Capital Growth Fund
        Franklin Custodian Funds, Inc.
        Franklin Federal Tax-Free Income Fund
        Franklin Global Trust
        Franklin Gold and Precious Metals Fund
        Franklin High Income Trust
        Franklin Investors Securities Trust
        Franklin Managed Trust
        Franklin Money Fund
        Franklin Municipal Securities Trust
        Franklin Mutual Series Fund Inc.
        Franklin Mutual Recovery Fund
        Franklin New York Tax-Free Income Fund
        Franklin New York Tax-Free Trust
        Franklin Real Estate Securities Trust
        Franklin Strategic Mortgage Portfolio
        Franklin Strategic Series
        Franklin Tax-Exempt Money Fund
        Franklin Tax-Free Trust
        Franklin Templeton Fund Allocator Series
        Franklin Templeton Global Trust
        Franklin Templeton International Trust
        Franklin Templeton Money Fund Trust
        Franklin Templeton Variable Insurance Products Trust
        Franklin Value Investors Trust
        Institutional Fiduciary Trust

        Templeton China World Fund
        Templeton Developing Markets Trust
        Templeton Funds, Inc.
        Templeton Global Investment Trust
        Templeton Global Opportunities Trust
        Templeton Global Smaller Companies Fund, Inc.
        Templeton Growth Fund, Inc.
        Templeton Income Trust
        Templeton Institutional Funds, Inc.

 (b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

Item 28.   Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, P.O. Box 2258 Rancho Cordova, CA 95741-2258.

Item 29.   Management Services

           Not Applicable

Item 30.   Undertakings

           Not Applicable



SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act the undersigned Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 14th day of February, 2007.

                          FRANKLIN TEMPLETON VARIABLE INSURANCE
                          PRODUCTS TRUST, a Massachusetts Business Trust (Fund)

                              /s/ Karen L. Skidmore
                                Karen L. Skidmore
                                Vice President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated on behalf of Franklin Templeton Variable Insurance Products Trust, a Massachusetts Business Trust:

RUPERT H. JOHNSON, JR*              Chief Executive Officer -
Rupert H. Johnson, Jr.              Investment Management
                                    and Trustee
                                    Dated:  February 14, 2007

JIMMY D. GAMBILL*                   Chief Executive Officer - Finance and
Jimmy D. Gambill                    Administration
                                    Dated: February 14, 2007

GALEN VETTER*                       Chief Financial Officer
Galen Vetter                        Dated:  February 14, 2007

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: February 14, 2007

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: February 14, 2007

EDITH E. HOLIDAY*                   Trustee
Edith E. Holiday                    Dated:  February 14, 2007

CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                  Dated: February 14, 2007

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                   Dated: February 14, 2007

FRANK A. OLSON*                     Trustee
Frank A. Olson                      Dated:  February 14, 2007

/s/ Karen L. Skidmore
Karen L. Skidmore, as Attorney-in-Fact
(Pursuant to power of attorney attached)




SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the undersigned Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 14th day of February, 2007.

                          FRANKLIN TEMPLETON VARIABLE INSURANCE
                          PRODUCTS TRUST, a Delaware Statutory Trust  (Fund)



                              /s/ Karen L. Skidmore
                                Karen L. Skidmore
                                Vice President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated on behalf of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust:

RUPERT H. JOHNSON, JR*              Chief Executive Officer -
Rupert H. Johnson, Jr.              Investment Management
                                    and Trustee
                                    Dated:  February 14, 2007

JIMMY D. GAMBILL*                   Chief Executive Officer - Finance and
Jimmy D. Gambill                    Administration
                                    Dated: February 14, 2007

GALEN VETTER*                       Chief Financial Officer
Galen Vetter                        Dated:  February 14, 2007

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: February 14, 2007

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: February 14, 2007

CHARLES B. JOHNSON*                 Trustee
Charles B. Johnson                  Dated: February 14, 2007

EDITH E. HOLIDAY*                   Trustee
Edith E. Holiday                    Dated:  February 14, 2007

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                   Dated: February 14, 2007

FRANK A. OLSON*                     Trustee
Frank A. Olson                      Dated:  February 14, 2007

/s/ Karen L. Skidmore
Karen L. Skidmore, as Attorney-in-Fact
(Pursuant to power of attorney attached)



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO      DESCRIPTION


The following exhibits are attached:

  EX-99 (a) (i)   Agreement and Declaration of Trust of Franklin
                  Templeton Variable Insurance Products Trust, a
                  Delaware Statutory Trust

  EX-99 (a) (ii)  Certificate of Trust of Franklin Templeton
                  Variable Insurance Products Trust, a Delaware
                  Statutory Trust, dated October 18, 2006

  EX-99 (b) (i) By-Laws of Franklin Templeton Variable Insurance Products Trust, a Delaware Statutory Trust, effective as of October 18, 2006

  EX-99 (h) (xi)  Administration Agreement between the Fund, on behalf of Franklin Templeton VIP Founding Funds
                  Allocation Fund, and Franklin Templeton Services,
                  LLC

  EX-99 (q) (i)   Power of Attorney, dated as of October 17, 2006, for Franklin
                  Templeton Variable Insurance Products Trust, a
                  Massachusetts Business Trust

  EX-99 (q) (ii)  Power of Attorney, dated as of October 18, 2006, for Franklin
                  Templeton Variable Insurance Products Trust, a
                  Delaware Statutory Trust